UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)
1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices)           (Zip code)
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: December 31, 2007

Item 1.	Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SunAmerica Series Trust

Annual Report

December 31, 2007

Table of Contents

Shareholder Letter	1
Expense Example	2
American Funds Growth SAST Portfolio	4
American Funds Global Growth SAST Portfolio	6
American Funds Growth-Income SAST Portfolio	8
American Funds Asset Allocation SAST Portfolio	10
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	16
Financial Highlights	21
Report of Independent Registered Public Accounting Firm	22
Approval of Advisory Agreements	23
Trustees and Officers Information	26
Shareholders Tax Information	29
Comparisons: Portfolio vs. Indexes	30

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”). We are providing the AFIS shareholder report to you as well, to provide additional information regarding the master funds.

If you have any questions, please contact your investment representative, or you may contact us directly at 1 – 800 – 445 – SUN2. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

February 11, 2008

Note:  All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	December 31, 2007 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2007 and held until December 31, 2007. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2007”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2007” column and the “Expense Ratio as of December 31, 2007” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2007” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2007” column and the “Expense Ratio as of December 31, 2007” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2007” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2007 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at July 1,	December 31,	December 31,	at July 1,	December 31,	December 31,	December 31,
Portfolio	2007	2007	2007*	2007	2007	2007*	2007*

American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$1,013.77	$3.55	$1,000.00	$1,021.68	$3.57	0.70%
American Funds Global Growth SAST
Portfolio
Class 3#@	$1,000.00	$1,041.74	$3.60	$1,000.00	$1,021.68	$3.57	0.70%
American Funds Growth-Income SAST
Portfolio
Class 3#@	$1,000.00	$969.34	$3.47	$1,000.00	$1,021.68	$3.57	0.70%
American Funds Asset Allocation SAST
Portfolio
Class 3#@	$1,000.00	$986.38	$3.50	$1,000.00	$1,021.68	$3.57	0.70%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value“ would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2007” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value“ would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2007” and the “Expense Ratios“ would have been lower.
@	Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Period” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO PROFILE — December 31, 2007 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2007

		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	1,290,423	$86,742,237
TOTAL INVESTMENTS (cost $87,710,397)@	100.1%	86,742,237
Liabilities in excess of other assets	(0.1)	(68,892)

NET ASSETS	100.0%	$86,673,345

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO PROFILE — December 31, 2007 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2007

		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	2,568,118	$64,588,174
TOTAL INVESTMENTS (cost $63,701,771)@	100.1%	64,588,174
Liabilities in excess of other assets	(0.1)	(60,508)

NET ASSETS	100.0%	$64,527,666

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO PROFILE — December 31, 2007 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2007

		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	1,981,804	$84,266,309
TOTAL INVESTMENTS (cost $87,516,957)@	100.1%	84,266,309
Liabilities in excess of other assets	(0.1)	(67,188)

NET ASSETS	100.0%	$84,199,121

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO PROFILE — December 31, 2007 — (unaudited)

Industry Allocation*

Investment Companies	100.2%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2007

		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.2%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	1,009,946	$18,694,104
TOTAL INVESTMENTS (cost $19,275,570)@	100.2%	18,694,104
Liabilities in excess of other assets	(0.2)	(30,172)

NET ASSETS	100.0%	$18,663,932

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Long-term investment securities, at value (unaffiliated)*	$86,742,237	$64,588,174	$84,266,309	$18,694,104

Total investments	86,742,237	64,588,174	84,266,309	18,694,104

Receivable for:
Fund shares sold	1,690,826	861,641	2,414,535	158,856
Prepaid expenses and other assets	355	353	355	344
Due from investment adviser for expense reimbursements/fee waivers	45,082	44,446	44,916	26,803

TOTAL ASSETS	88,478,500	65,494,614	86,726,115	18,880,107

LIABILITIES:
Payable for:
Fund shares redeemed	332,225	670,133	111,043	55,498
Investments purchased	1,358,601	191,508	2,303,492	103,357
Investment advisory and management fees	58,324	49,372	56,506	12,874
Service fees	17,150	12,990	16,616	3,786
Other accrued expenses	38,855	42,945	39,337	40,660

Total liabilities	1,805,155	966,948	2,526,994	216,175

NET ASSETS	$86,673,345	$64,527,666	$84,199,121	$18,663,932

NET ASSETS REPRESENTED BY:
Capital paid-in	85,559,704	61,640,233	85,654,945	18,702,886
Accumulated undistributed net investment income (loss)	569,597	1,149,915	1,060,123	346,036
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions received from underlying funds	1,512,204	851,115	734,701	196,476
Unrealized appreciation (depreciation) on investments	(968,160)	886,403	(3,250,648)	(581,466)

NET ASSETS	$86,673,345	$64,527,666	$84,199,121	$18,663,932

Class 3 (unlimited shares authorized):
Net assets	$86,673,345	$64,527,666	$84,199,121	$18,663,932
Shares of beneficial interest issued and outstanding	7,267,167	5,172,529	7,467,899	1,665,388
Net asset value, offering and redemption price per share	$11.93	$12.48	$11.27	$11.21

* Cost
Long-term investment securities (unaffiliated)	$87,710,397	$63,701,771	$87,516,957	$19,275,570

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the year ended December 31, 2007

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$693,170	$1,282,102	$1,220,584	$378,590

Total investment income	693,170	1,282,102	1,220,584	378,590

EXPENSES:
Investment advisory and management fees	288,369	266,912	287,020	69,123
Service fees	84,811	70,237	84,414	20,330
Custodian and accounting fees	16,677	16,707	16,674	16,571
Reports to shareholders	7,538	12,340	8,217	549
Audit and tax fees	18,151	18,151	18,151	18,151
Legal fees	3,418	3,424	3,417	3,391
Trustees’ fees and expenses	172	740	689	185
Other expenses	3,702	4,038	3,922	4,273

Total expenses before fee waivers and expense reimbursements, expense recoupments and custody credits	422,838	392,549	422,504	132,573

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(185,156)	(195,710)	(186,002)	(75,561)
Custody credits earned on cash balances	(209)	(175)	(142)	(40)

Net expenses	237,473	196,664	236,360	56,972

Net investment income (loss)	455,697	1,085,438	984,224	321,618

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	2,353	11,148	3,610	18,891
Net realized gain (loss) from capital gains received from underlying funds (unaffiliated)	1,623,761	904,444	806,990	202,003

Net realized gain (loss) on investments	1,626,114	915,592	810,600	220,894

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(981,331)	828,992	(3,259,115)	(587,747)

Net realized and unrealized gain (loss) on investments	644,783	1,744,584	(2,448,515)	(366,853)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,100,480	$2,830,022	$(1,464,291)	$(45,235)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth		American Funds Global Growth
	SAST Portfolio		SAST Portfolio

		For the		For the
		Period from		Period from
	For the	September 1,	For the	September 1,
	year ended	2006@ through	year ended	2006@ through
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

OPERATIONS:
Net investment income (loss)	$455,697	$7,478	$1,085,438	$(1,459)
Net realized gain (loss) on investments	1,626,114	885	915,592	896
Net unrealized gain (loss) on investments	(981,331)	13,171	828,992	57,411

Net increase (decrease) in net assets resulting from operations	1,100,480	21,534	2,830,022	56,848

Distributions to shareholders from:
Net investment income	(7,478)	—	—	—
Net realized gain on securities	(895)	—	—	—

Total distributions to shareholders	(8,373)	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	83,972,839	1,586,865	59,584,997	2,055,799

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,064,946	1,608,399	62,415,019	2,112,647

NET ASSETS:
Beginning of period	1,608,399	—	2,112,647	—

End of period†	$86,673,345	$1,608,399	$64,527,666	$2,112,647

† Includes accumulated undistributed net investment income (loss)	$569,597	$7,478	$1,149,915	$—

@ Commencement of operations

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	American Funds Growth-Income		American Funds Asset Allocation
	SAST Portfolio		SAST Portfolio

		For the		For the
		Period from		Period from
	For the	September 1,	For the	September 1,
	year ended	2006@ through	year ended	2006@ through
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

OPERATIONS:
Net investment income (loss)	$984,224	$14,214	$321,618	$5,237
Net realized gain (loss) on investments	810,600	1,049	220,894	60
Net unrealized gain (loss) on investments	(3,259,115)	8,467	(587,747)	6,281

Net increase (decrease) in net assets resulting from operations	(1,464,291)	23,730	(45,235)	11,578

Distributions to shareholders from:
Net investment income	(14,214)	—	(5,237)	—
Net realized gain on securities	(1,049)	—	(60)	—

Total distributions to shareholders	(15,263)	—	(5,297)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	83,971,830	1,683,115	18,111,461	591,425

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,492,276	1,706,845	18,060,929	603,003

NET ASSETS:
Beginning of period	1,706,845	—	603,003	—

End of period†	$84,199,121	$1,706,845	$18,663,932	$603,003

† Includes accumulated undistributed net investment income (loss)	$1,060,123	$14,214	$346,036	$5,237

@ Commencement of operations

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Annual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds

American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies located around the world, including companies located in emerging markets.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long-term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stock or other equity securities, bonds and other fixed-income securities.

Indemnifications:  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

Security Valuation:

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

Equity securities are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sale of investments are calculated on the identified cost basis. The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the management of the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the Year Ended December 31, 2007
	Distributable Earnings			Tax Distributions
		Long-Term
		Gains/Capital	Unrealized		Long-Term
	Ordinary	and Other	Appreciation	Ordinary	Capital
Portfolio	Income	Losses	(Depreciation)	Income	Gains

American Funds Growth SAST	$571,950	$1,509,861	$(968,170)	$8,373	$—
American Funds Global Growth SAST	1,149,915	851,115	886,403	—	—
American Funds Growth-Income SAST	1,060,123	734,701	(3,250,648)	15,263	—
American Funds Asset Allocation SAST	347,541	194,971	(581,466)	5,297	—

For the year ended December 31, 2007, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to reclass of distributions from the underlying funds were as follows:

	Accumulated	Accumulated
	Undistributed	Undistributed
	Net Investment	Net Realized
Portfolio	Income (Loss)	Gain (Loss)	Capital Paid-in

American Funds Growth SAST	$113,900	$(113,900)	$—
American Funds Global Growth SAST	64,477	(64,477)	—
American Funds Growth-Income SAST	75,899	(75,899)	—
American Funds Asset Allocation SAST	24,418	(24,418)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	For the Year Ended December 31, 2007
	Aggregate	Aggregate
	Unrealized	Unrealized	Net	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

American Funds Growth SAST	$—	$(968,170)	$(968,170)	$87,710,407
American Funds Global Growth SAST	886,403	—	886,403	63,701,771
American Funds Growth-Income SAST	—	(3,250,648)	(3,250,648)	87,516,957
American Funds Asset Allocation SAST	—	(581,466)	(581,466)	19,275,570

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, manages the investment fund and business affairs of the Master Funds. AIG SunAmerica Asset Management Corp. (“AIG SAAMCo” or the “Adviser”), an indirect wholly-

owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with AIG SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that AIG SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. AIG SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Management
Portfolio	Fees

American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

AIG SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2007, AIG SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount

American Funds Growth SAST Portfolio	$203,556
American Funds Global Growth SAST Portfolio	196,672
American Funds Growth-Income SAST Portfolio	202,602
American Funds Asset Allocation SAST Portfolio	48,792

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets:

Portfolio	Class 3

American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70
American Funds Growth-Income SAST	0.70
American Funds Asset Allocation SAST	0.70

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

For the year ended December 31, 2007, AIG SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

American Funds Growth SAST	$24,545
American Funds Global Growth SAST	29,317
American Funds Growth-Income SAST	25,058
American Funds Asset Allocation SAST	39,244

At December 31, 2007, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

American Funds Growth SAST	$42,945	$28,229
American Funds Global Growth SAST	30,279	44,609
American Funds Growth-Income SAST	41,658	29,303
American Funds Asset Allocation SAST	12,475	72,244

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2007, service fees were paid (see Statement of Operations) based on the aforementioned rate.

5. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales of long-term investments during the year ended December 31, 2007 were as follows:

	Purchases of Portfolio	Sales of Portfolio	Purchases of	Sales of
	Securities (Excluding U.S.	Securities (Excluding U.S.	U.S. Government	U.S. Government
Portfolio	Government Securities)	Government Securities)	Securities	Securities

American Funds Growth SAST Portfolio	$83,795,425	$33,531	$—	$—
American Funds Global Growth SAST Portfolio	59,490,230	74,921	—	—
American Funds Growth-Income SAST Portfolio	83,795,717	41,785	—	—
American Funds Asset Allocation SAST Portfolio	18,283,983	237,112	—	—

6. Capital Share Transactions:  Transactions in capital shares of Class 3 of each Portfolio are as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
			For the period				For the period
			from September 1, 2006*				from September 1, 2006*
	For the year ended		through		For the year ended		through
	December 31, 2007		December 31, 2006		December 31, 2007		December 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,527,594	$88,843,236	162,957	$1,707,487	5,335,588	$63,911,222	209,837	$2,220,460
Reinvested dividends	708	8,373	—	—	—	—	—	—
Shares redeemed	(412,054)	(4,878,770)	(12,037)	(120,622)	(356,851)	(4,326,225)	(16,045)	(164,661)

Net increase (decrease)	7,116,248	$83,972,839	150,920	$1,586,865	4,978,737	$59,584,997	193,792	$2,055,799

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
			For the period				For the period
			from September 1,				from September 1,
			2006*				2006*
	For the year ended		through		For the year ended		through
	December 31, 2007		December 31, 2006		December 31, 2007		December 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,621,379	$87,557,309	171,709	$1,819,701	1,800,495	$20,269,808	63,654	$656,213
Reinvested dividends	1,323	15,263	—	—	469	5,297	—	—
Shares redeemed	(313,154)	(3,600,742)	(13,358)	(136,586)	(192,699)	(2,163,644)	(6,530)	(64,788)

Net increase (decrease)	7,309,548	$83,971,830	158,351	$1,683,115	1,608,265	$18,111,461	57,124	$591,425

* Commencement of operations.

Note 7.  Other Information

The matter related to AIG’s settlement with the Securities and Exchange Commission (the “Commission”) and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the “Order”) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated persons of AIG, including AIG SAAMCo and AIG SunAmerica Capital Services. The Order permits each entity to continue to provide advisory or distribution services to the Trust. There has been no adverse impact on the Trust or the Trust’s shareholders.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net gain											Ratio of
			(loss) on											net
	Net Asset		investments			Dividend			Net		Net			investment
	Value,	Net	(both		Dividends	from net	Dividend		Asset		Assets,	Ratio of		income
	beginning	investment	realized	Total from	from net	realized	from net		Value,		end of	expenses to		(loss) to
Period	of	income	and	investment	investment	gain on	return of	Total	end of	Total	period	average net		average net		Portfolio
ended	period	(loss)*	unrealized)	operations	income	investments	capital	Distributions	period	Return**	(000’s)	assets(1)(2)		assets(1)(2)(3)		turnover

	American Funds Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	$10.00	$0.45	$0.21	$0.66	$—	$—	$—	$—	$10.66	6.60%	$1,608	0.70	%†	4.39	%†	3%
12/31/07	10.66	0.14	1.13	1.27	(0.00)	(0.00)	—	(0.00)	11.93	11.93	86,673	0.70		1.34		0

	American Funds Global Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	(0.07)	0.97	0.90	—	—	—	—	10.90	9.00	2,113	0.70	†	(0.69	)†	2
12/31/07	10.90	0.43	1.15	1.58	—	—	—	—	12.48	14.50	64,528	0.70		3.86		0

	American Funds Growth-Income SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.61	0.17	0.78	—	—	—	—	10.78	7.80	1,707	0.70	†	8.50	†	3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	—	(0.00)	11.27	4.58	84,199	0.70		2.91		0

	American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.52	0.04	0.56	—	—	—	—	10.56	5.60	603	0.70	†	6.86	†	1
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	—	(0.01)	11.21	6.20	18,664	0.70		3.95		3

*	Calculated based on average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.

†	Annualized.

@	Commencement of operations.

(1)	During the period, the investment adviser waived a portion of or all fees for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been as follows:

	12/31/06		12/31/07
		Net Investment		Net Investment
	Expenses†	Loss†	Expenses	Income (Loss)
American Funds Growth SAST Portfolio	28.69%	(23.59)%	1.25%	0.80%
American Funds Global Growth SAST Portfolio	22.96	(22.95)	1.40	3.17
American Funds Growth-Income SAST Portfolio	28.74	(19.54)	1.25	2.36
American Funds Asset Allocation SAST Portfolio	60.88	(53.32)	1.63	3.03

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Recognition of net investment income by the Portfolios are affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (four of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust”) at December 31, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the period September 1, 2006 (commencement of operations) through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2008

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
December 31, 2007 (unaudited)

At a meeting held on October 2, 2007, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between AIG SunAmerica Asset Management Corp. (“AIG SAAMCo”) and the Trust (the “Advisory Agreement”) and the continuation of the Master-Feeder Addendum to the Advisory Agreement between AIG SAAMCo and the Trust (the “Addendum”). The Advisory Agreement and Addendum are collectively referred to as the “Advisory Contracts.”

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by AIG SAAMCo; (2) the size and structure of the advisory fees and other material payments made to AIG SAAMCo in connection with its management of the Trust’s Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by AIG SAAMCo; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; (7) the organizational capability and financial condition of AIG SAAMCo and its affiliates; and (8) information regarding AIG SAAMCo’s compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of AIG SAAMCo; (b) the historical relationship between the Trust and AIG SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of AIG SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by AIG SAAMCo. In making its evaluation, the Board considered that AIG SAAMCo is responsible for the management of the affairs of the Trust. In addition, the Board noted that AIG SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that AIG SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio.

The Board reviewed the qualifications, background and responsibilities of certain AIG SAAMCo staff responsible for providing services to the Portfolios. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by AIG SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management (including information from Lipper, Inc.), and information prepared by Lipper. The performance information included annualized returns for the period since inception as of June 30, 2007. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations.

American Funds Asset Allocation SAST Portfolio (Master Portfolio managed by Capital Research Management).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index and was above the medians of its Performance Group/Universe for the period since inception.

American Funds Global Growth SAST Portfolio (Master Portfolio managed by Capital Research Management).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio underperformed the Lipper VUF Global Core Index but was above the medians of its Performance Group/Universe for the period since inception.

American Funds Growth SAST Portfolio (Master Portfolio managed by Capital Research Management).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Index and was above the medians of its Performance Group/Universe for the period since inception.

American Funds Growth-Income SAST Portfolio (Master Portfolio managed by Capital Research Management).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio underperformed the Lipper VUF Global Core Index but was at or above the medians of its Performance Group/Universe for the period since inception.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by AIG SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that AIG SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between AIG SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from AIG SAAMCo for distribution-related activities, including support to help offset costs for training (including training of registered representatives of AIG SACS to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that AIG SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to AIG SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between AIG SAAMCo and AIG SunAmerica Life Assurance Company (“ASLAC”) that provides that AIG SAAMCo contribute to ASLAC, its profits earned through its management role to the Trust. The Board also considered that AIG SAAMCo has entered into agreements with First SunAmerica Life Insurance Company (“FSLIC”) wherein AIG SAAMCo pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to AIG SAAMCo in connection with its relationship to the Trust was reasonable.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. The Board also considered that AIG SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by AIG SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and AIG SAAMCo in an appropriate manner.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by AIG SAAMCo as discussed above. The Board considered that AIG SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of AIG SAAMCo. The Board also reviewed the terms of payment for services rendered and other terms and conditions of the Advisory Contracts.

Compliance.

The Board reviewed AIG SAAMCo’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. It was noted that AIG SAAMCo had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on AIG SAAMCo’s ability to provide services to the Trust.

Conclusions.

In reaching its decision to recommend the renewal and/or approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that AIG SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

				Number of
				Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Disinterested Trustee
Garrett Bouton DOB: October 19, 1944	Trustee	2007-Present	Retired (2003-present); Managing Director and CEO, Barclays Global Investors (1996-2003)	59	Director, The LECG Group (consulting) (since November 2006)
Carl D. Covitz DOB: March 31, 1939	Trustee	2001-Present	Owner and President, Landmark Capital, Inc. (since 1973)	59	Director, Kayne Anderson Mutual Funds (since 1995); Director, Arden Realty, Inc. (since 1995).
Jane Jelenko DOB: August 19, 1948	Trustee	2006-Present	Retired: Senior Advisor (2003-2005) and Management Consultant (1977-2003) Bearingpoint, Inc. (formerly KPMG, LLP).	59	Director, Countrywide Bank (since 2003).
Gilbert T. Ray DOB: September 18, 1944	Trustee	2001-Present	Retired Partner, O’Melveny & Myers LLP (since 2000); and Attorney (1972-2000) thereof	59	Director, Advanced Auto Parts, Inc. (retail, automotive supply stores) (since 2002); Director, Watts, Wyatt & Company (services — management consulting services) (since 2000); Director IHOP Corp. (since 2004); Director Diamond Rock Hospitality (since 2005).
Allan L. Sher DOB: October 19, 1931	Trustee	1997-Present	Retired Brokerage Executive (since 1992)	59	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	2001-Present	Dean Emeritus and Professor of Management (since 2006); Dean, Anderson School at UCLA (1999-2005)	59	Director, Nordstrom, Inc. (since 1997); Director, Homestore, Inc. (real estate agents and managers (since 2003); Healthnet International, Inc. (business services) (since 2000).
Interested Trustee
Jana W. Greer(2) DOB: December 30, 1951	Trustee	2001-Present	President, AIG SunAmerica Retirement Markets, Inc. (since 1996); Senior Vice President and Director, AIG Retirement Services, Inc. (since 1991)	59	Director, National Association for Variable Annuities (since 1999).

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Number of
Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Officers
John T. Genoy* DOB: November 8, 1968	President	Dec. 2007-Present	Chief Financial Officer, AIG SAAMCo (April 2002 to present); Senior Vice President, AIG SunAmerica (June 2003 to present); Chief Operating Officer, AIG SAAMCo (July 2006 to present).	N/A	N/A
Donna M. Handel AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: June 25, 1966	Treasurer	2002-Present	Senior Vice President, AIG SAAMCo (December 2004 to present); Vice President, AIG SAAMCo (1997 to December 2004); Assistant Treasurer (1993 to 2002)	N/A	N/A
Nori L. Gabert AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-Present	Vice President and Deputy General Counsel, AIG SAAMCo (2001 to present); Vice President and Secretary VALIC Company I and VALIC Company II (2000 to present); Formerly, Associate General Counsel, American General Corporation, (1997-2001).	N/A	N/A
Cynthia Gibbons AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002-Present	Vice President, AIG SAAMCo (August 2002-Present); Securities Compliance Manager, American General Investment Management (June 2000-August 2002)	N/A	N/A
Gregory N. Bressler AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel, AIG SAAMCo (June 2005 to Present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (June 2004 to June 2005); Deputy General Counsel, Credit Suisse Asset Management, LLC. (June 2002 to June 2004); and Counsel, Credit Suisse Asset Management, LLC (January 2000 to June 2002).	N/A	N/A
Gregory R. Kingston AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-Present	Vice President, AIG SAAMCo (2001 to Present); Formerly, Vice President, American General Investment Management, L.P. (1999 to 2001)	N/A	N/A
Matthew J. Hackethal AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-Present	Senior Compliance Manager, AIG SAAMCo (November 2006 to Present); Vice President, Credit Suisse Asset Management (May 2001 to October 2006); CCO, Credit Suisse Alternative Funds (November 2005 to October 2006); CCO, Credit Suisse Asset Management Securities, Inc. (April 2004 to August 2005)	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
*	On December 13, 2007, John T. Genoy was elected President and Chief Executive Officer of the Portfolios.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which AIG SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), AIG Series Trust (4 funds), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

  Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2007. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007.

  During the year ended December 31, 2007 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

					Qualifying %
					for the 70%
					Dividends
	Total	Net Investment	Net Short-Term	Net Long-Term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

American Funds Growth SAST Portfolio	$0.00	$0.00	$0.00	$—	72.70%
American Funds Global Growth SAST Portfolio	—	—	—	—	—
American Funds Growth-Income SAST Portfolio	0.00	0.00	0.00	—	70.10
American Funds Asset Allocation SAST Portfolio	0.01	0.01	0.00	—	41.51

*	Short-term capital gains are treated as ordinary income for tax purposes.

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

The following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2007.

The following graphs and tables show the performance of the Feeder Portfolios of SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index.

American Funds

Growth SAST Portfolio — Class 3

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2007
Class 3*
1-year	11.93%
Since Inception	14.19%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds SAST portfolios (“Feeder Funds”) are a part of SunAmerica Series Trust (“SAST”) and currently do not buy individual securities directly, but instead invest all of their assets in corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”). Each Feeder Fund has the same investment goal and limitations as the corresponding Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s corresponding Master Fund fees and expenses. Please see the SAST prospectus and the annual report for the AFIS Funds for more information regarding the Master Fund and master-feeder fund structure.

For the period ended December 31, 2007, the American Funds Growth SAST Portfolio — Class 3 (Feeder Fund) returned 11.93% out-performing the S&P 500 Index return of 5.49%. The American Funds® Growth Fund (Master Fund) gained 12.35% for the year ended December 31, 2007, also out-gaining the S&P 500 Index.

The Master Fund’s strong gains during the year can be traced not only to investments it made but also to investments it didn’t make. Investments in energy and technology helped returns, but the investment professionals’ decisions to avoid the financials sector were also a major factor in the Master Fund’s overall performance. The stocks of many companies in the financials sector lost value during 2007.

During 2007, the Master Fund was helped by its holdings in the energy and materials sectors, as well as its investments in technology companies. Its investments in diversified financials, thrifts and mortgage firms, as well as in building products companies, hurt the Master Fund’s returns.

American Funds

Global Growth SAST Portfolio — Class 3

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2007
Class 3*
1-year	14.50%
Since Inception	18.10%

*	Inception date for Class 3: September 1, 2006.

[1]	The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds SAST portfolios (“Feeder Funds”) are a part of SunAmerica Series Trust (“SAST”) and currently do not buy individual securities directly, but instead invest all of their assets in corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”). Each Feeder Fund has the same investment goal and limitations as the corresponding Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s corresponding Master Fund fees and expenses. Please see the SAST prospectus and the annual report for the AFIS Funds for more information regarding the Master Fund and master-feeder fund structure.

For the period ended December 31, 2007, the American Funds Global Growth SAST Portfolio — Class 3 (Feeder Fund) returned 14.50% outpacing the MSCI World Index return of 9.57%. The American Funds® Global Growth Fund (Master Fund) gained 14.85% during the 12 months ended December 31, 2007, also out-performing the benchmark index.

Investing outside the United States was a good strategy for the Master Fund during the year. Investments in developing markets, such as Brazil and China, were especially helpful. At the end of 2007, the fund had 56% of its assets invested outside the United States, including 30.8% in Europe and 19.8% in the Asia/Pacific Basin. While markets in some countries, such as Germany, were particularly strong, others, such as Japan, had a more difficult year. The Master Fund’s U.S. holdings amounted to 25.1% of assets, the largest single country concentration. Although the fund outpaced its relevant indexes, it increased its cash position to 18.9% of assets at the end of 2007, up from 15.4% a year earlier. The fund’s investments in independent power producers and energy traders and in oil, gas and consumable fuels helped boost results, while holdings in the stocks of thrifts and mortgage finance companies hurt returns.

American Funds

Growth-Income SAST Portfolio — Class 3

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2007
Class 3*
1-year	4.58%
Since Inception	9.42%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds SAST portfolios (“Feeder Funds”) are a part of SunAmerica Series Trust (“SAST”) and currently do not buy individual securities directly, but instead invest all of their assets in corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”). Each Feeder Fund has the same investment goal and limitations as the corresponding Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s corresponding Master Fund fees and expenses. Please see the SAST prospectus and the annual report for the AFIS Funds for more information regarding the Master Fund and master-feeder fund structure.

For the period ended December 31, 2007, the American Funds Growth-Income SAST Portfolio — Class 3 (Feeder Fund) returned 4.58% trailing the S&P 500 benchmark index return of 5.49%. The American Funds® Growth-Income Fund (Master Fund) gained 5.04% during the twelve months ended December 31, 2007, slightly behind the 5.49% gain posted by the S&P 500.

The Master Fund invests in high-quality, dividend-paying companies. This focus on dividends led to investments in banks and other financial institutions that typically pay healthy dividends. Those holdings were especially hard hit by the credit crunch. The impact of woes in the financial services industry can be seen in the Master Fund’s returns over the course of the year.

During the first half of the year, the Master Fund gained 8.07%, but in the last quarter of the year, it lost 5.24% primarily due to troubles in the financial sector. Not surprisingly, the Master Fund’s investments in the stocks of consumer finance firms, thrifts and mortgage finance companies and in diversified financial services companies all undermined results. Offsetting these investments were gains from holdings in metals and mining, communications equipment and in energy equipment and services.

American Funds

Asset Allocation SAST Portfolio — Class 3

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2007
Class 3*
1-year	6.20%
Since Inception	8.99%

*	Inception date for Class 3: September 1, 2006.

[1]	The Lehman Brothers U.S. Aggregate Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds SAST portfolios (“Feeder Funds”) are a part of SunAmerica Series Trust (“SAST”) and currently do not buy individual securities directly, but instead invest all of their assets in corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”). Each Feeder Fund has the same investment goal and limitations as the corresponding Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s corresponding Master Fund fees and expenses. Please see the SAST prospectus and the annual report for the AFIS Funds for more information regarding the Master Fund and master-feeder fund structure.

For the period ended December 31, 2007, the American Funds Asset Allocation SAST Portfolio — Class 3 (Feeder Fund) returned 6.20% versus the Lehman Brothers U.S. Aggregate benchmark index return of 6.97%. The American Funds® Asset Allocation Fund (Master Fund) rose 6.55% during the annual reporting period slightly behind the 6.97% gain posted by Lehman Brothers U.S. Aggregate Index.

The Master Fund was slightly lower than the new fixed income benchmark, the Lehman Brothers U.S. Aggregate Index, which gained 6.97%. The fund began using the Lehman Brothers U.S. Aggregate Index because it best reflects the fixed income universe in which the fund invests. At the end of 2007, the Master Fund’s portfolio was 63.8% invested in equities, 21.7% invested in bonds and 14.5% invested in cash and equivalents.

The Master Fund’s results were largely helped by equity holdings in energy, information technology and materials. Holdings in financials, consumer discretionary and health care were the primary detractors for the 12-month period. Bond markets generally offered solid returns, with the exception of high-yield corporate bonds and asset-backed securities. The Master Fund’s bonds made a positive contribution for the calendar year, helped by global sovereign debt, but returns were held back by exposure to high-yield corporate bonds.

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust’s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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AIG SunAmerica
the retirement specialist

1 SunAmerica Center
Los Angeles, California 90067-6022

CHANGE SERVICE REQUESTED

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R4397AR.1

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.1 (2/08)

American Funds®

The right choice for the long term®

American Funds Insurance Series

A worldwide approach: The beneÞts of global research

Annual report for the year ended December 31, 2007

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.
Investment portfolios
Global Growth Fund
Growth Fund
Growth-Income Fund
Asset Allocation Fund
The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund, which is managed to provide preservation of principal) over the past 10 years (or the lifetime of the fund, if less than 10 years). The mountain charts reflect results for Class 2 shares. The investment results tables show the average annual total returns over various periods for Class 1, Class 2 and, where applicable, Class 3 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Investing outside the United States (especially in developing countries) may be subject to additional risks, such as currency and interest rate fluctuations, local, regional or global political, social or economic instability, differing securities regulations and accounting standards, possible changes in taxation and periods of illiquidity. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses. Please read the funds’ prospectus for further information regarding the risks associated with investing in the funds.

Fellow investors:
The year ended December 31, 2007, was a period of gains in stock and bond markets around the globe but also a time of uncertainty and turbulence. Indeed, in many ways, 2007 was a bifurcated year in the United States with markets earning solid returns during the first 10 months of the year and losing ground during the final two months. Despite the late-year downturn, every investment option in American Funds Insurance Series with at least a five-year track record gained value for the fifth consecutive year.
The Standard and Poor’s 500 Composite Index gained 5.49% in the period ended December 31, 2007, with all distributions reinvested. The Nasdaq Composite Index, home to many of the nation’s technology company stocks, gained 9.81%.
Markets outside the U.S. generated strong returns again this year. The MSCI EAFE (Europe, Australasia, Far East) Index rose 11.63%. In Europe, Germany was the strongest market, with the DAX rising 22.3% in euros and 36.4% when measured in dollars. London’s FTSE gained 3.8% when measured in pounds and 5.2% when measured in dollars. The dollar continued to slide in 2007 — it lost 9.6% against the euro and 6.1% against the yen.
Bond markets in the U.S. and abroad also posted gains. The Citigroup Broad Investment-Grade (BIG) Index rose 7.22%, while the Credit Suisse High Yield Index gained 2.65%. The gains came despite problems in the credit markets, which surfaced in August as investors came to believe that they were not being properly compensated for the risks they were taking.
Difficulties in the subprime mortgage market captured the headlines as the number of foreclosures jumped, prices of existing homes fell and construction of new homes declined. But the troubles in the credit markets were deeper and broader than just subprime mortgages. Bond prices, especially the prices of lower-rated securities, fell as investors demanded higher rewards for taking more risk. The fallout quickly spread to the equity markets and cast a shadow over the U.S. economy. Stocks of companies in the financial industry — including some of the nation’s biggest banks and other lenders — were among the hardest hit.
At the same time, signs emerged that the U.S. economy’s growth rate was beginning to slow. To help calm financial markets and to offset a slowing economy, the Federal Reserve lowered two key interest rates. In August, the Fed cut the discount rate (the rate it charges member banks for loans) by 0.5% to 5.75%. It followed in September with a 0.5% reduction in the federal funds rate (the rate banks charge each other on overnight loans) to 4.75%, the first reduction in the federal funds rate since June 2003.
Some economists predict the U.S. will slip into recession during 2008. They cite the high price of oil and the shift in consumer spending from discretionary items, such as new cars, furniture and other durable goods, to consumables such as fuel and food. Still, growth outside the U.S., especially in China, Brazil and India, appears strong, and the dollar’s weakness will make U.S.-made goods less expensive, which should boost exports.
We believe this turbulence and uncertainty could create good long-term opportunities for investors who take a cautious approach. Depressed stock prices, such as we’ve seen in the financial sectors recently, could create buying opportunities. However, a stock’s low price may simply be a way station on the path to even lower prices. Outside the U.S., the outlook is equally uncertain. Soaring markets — such as in China — may be a sign of strength or may indicate an overheated market.
Facing this uncertainty, we will continue to rely on our fundamental global research, our experience — the portfolio counselors in American Funds Insurance Series have an average of more than 24 years investment experience — and our long-term approach in making investment decisions.
We look forward to reporting to you again in six months.
Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President
February 1, 2008
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of December 31, 2007
Europe

France	5.2%
United Kingdom	5.1
Germany	5.0
Netherlands	4.2
Denmark	1.6
Russia	1.5
Switzerland	1.5
Greece	1.1
Other	5.6

30.8

The Americas

United States	25.1
Canada	1.9
Brazil	1.8
Mexico	1.0
Argentina	.1

29.9

Asia/Pacific Basin

Japan	6.9%
India	3.5
South Korea	2.7
Australia	2.2
China	1.4
Hong Kong	1.4
Other	1.7

19.8

Other regions	.6

Short-term securities & other assets less liabilities	18.9

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended December 31, 2007

	Class 1	Class 2

1 year	15.16%	14.85%
5 years	19.67	19.35
10 years	12.41	12.13
Lifetime (since April 30, 1997)	12.45	12.17

Gross expense ratio	.55	.80
The gross expense ratios shown in the table above do not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower. The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

*	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
Global Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Global Growth Fund gained 14.85% during the 12 months ended December 31, 2007, and outpaced the MSCI World Index, which gained 9.57%.
Investing outside the United States was a good strategy for the fund during the year. Investments in developing markets, such as Brazil and China, were especially helpful. At the end of 2007, the fund had 56% of its assets invested outside the United States, including 30.8% in Europe and 19.8% in the Asia/Pacific Basin.
While markets in some countries, such as Germany, were particularly strong, others, such as Japan, had a more difficult year. The fund’s U.S. holdings amounted to 25.1% of assets, the largest single-country concentration.
Although the fund outpaced its relevant indexes, it increased its cash position to 18.9% of assets at the end of 2007, up from 15.4% a year earlier.
The fund’s investments in independent power producers and energy traders and in oil, gas and consumable fuels helped boost results, while holdings in the stocks of thrifts and mortgage finance companies hurt returns.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of December 31, 2007
Average annual total returns based on a $1,000 investment for periods ended December 31, 2007

	Class 1	Class 2	Class 3
1 year	12.64%	12.35%	12.44%
5 years	17.52	17.23	17.31
10 years	12.04	11.77	11.84
Lifetime (since February 8, 1984)	14.67	14.36	14.46

Gross expense ratio	.33	.58	.51
The gross expense ratios shown in the table above do not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower. The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Standard & Poor’s 500 Composite Index with dividends reinvested.

[2]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth Fund gained 12.35% for the year ended December 31, 2007, outpacing the S&P 500, which rose 5.49%.
The fund’s strong gains during the year can be traced not only to investments it made but also to investments it didn’t make. The fund’s investments in energy and technology helped, but the investment professionals’ decisions to avoid the financials sector were also a major factor. The stocks of many companies in the financials sector lost value during 2007.
Many analysts now believe the U.S. will slip into recession this year. We expect, however, that economies outside the U.S. will continue to grow. The fund invests about 20% of its assets in markets outside the U.S., and we expect many domestic companies to benefit from increased demand for U.S.-made goods, which are cheaper because of the weaker dollar.
During 2007, the fund was helped by its holdings in the energy and materials sectors as well as its investments in technology companies. Its investments in diversified financials, thrifts and mortgage firms as well as in building products companies hurt the fund’s returns.
American Funds Insurance Series

Growth-Income Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth-Income Fund rose 5.04% in value during the 12 months ended December 31, 2007, slightly behind the 5.49% gain posted by the S&P 500.
The fund invests in high-quality, dividend-paying companies. This focus on dividends led to investments in banks and other financial institutions that typically pay healthy dividends. Those holdings were especially hard hit by the credit crunch. The impact of woes in the financial services industry can be seen in the fund’s returns over the course of the year. During the first half of the year, the fund gained 8.07%, but in the last quarter of the year, it lost 5.24% primarily due to troubles in the financial sector.
Not surprisingly, the fund’s investments in the stocks of consumer finance firms, thrifts and mortgage finance companies and in diversified financial services companies all undermined results. Offsetting these investments were gains from holdings in metals and mining, communications equipment and in energy equipment and services.
Where the fund’s assets were invested based on total net assets as of December 31, 2007
Average annual total returns based on a $1,000 investment for periods ended December 31, 2007

	Class 1	Class 2	Class 3
1 year	5.32%	5.04%	5.12%
5 years	13.65	13.36	13.44
10 years	8.58	8.31	8.39
Lifetime (since February 8, 1984)	12.84	12.52	12.64

Gross expense ratio	.27	.52	.45
The gross expense ratios shown in the table above do not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower. The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Standard & Poor’s 500 Composite Index with dividends reinvested.

[2]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of December 31, 2007
Average annual total returns based on a $1,000 investment for periods ended December 31, 2007

	Class 1	Class 2	Class 3
1 year	6.82%	6.55%	6.56%
5 years	12.24	11.95	12.03
10 years	7.18	6.92	6.99
Lifetime (since August 1, 1989)	9.54	9.25	9.34

Gross expense ratio	.32	.57	.50
The gross expense ratios shown in the table above do not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower. The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Standard & Poor’s 500 Composite Index with dividends reinvested.

[2]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
Asset Allocation Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Asset Allocation Fund rose 6.55% during the 12 months ended December 31, 2007, beating the S&P 500, which gained 5.49%. It was narrowly lower than the fund’s new fixed-income benchmark, the Lehman Brothers U.S. Aggregate Index, which gained 6.97%. The fund began using the Lehman Brothers U.S. Aggregate Index because it best reflects the fixed-income universe in which the fund invests. The fund also trailed the Citigroup Broad Investment-Grade (BIG) Bond Index, which increased by 7.22%.
At the end of 2007, Asset Allocation Fund’s portfolio was 63.8% invested in equities, 21.7% invested in bonds and 14.5% invested in cash and equivalents.
Asset Allocation Fund’s results were largely helped by equity holdings in energy, information technology and materials. Holdings in financials, consumer discretionary and health care were the primary detractors for the 12-month period.
Bond markets generally offered solid returns, with the exception of high-yield corporate bonds and asset-backed securities. The fund’s bonds made a positive contribution for the calendar year, helped by global sovereign debt, but returns were held back by exposure to high-yield corporate bonds.
American Funds Insurance Series

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American Funds Insurance Series

A worldwide approach: The benefits of global research

Global research is an essential component of financial success in today's interconnected business world. Capital Research and Management Company, the investment adviser for American Funds Insurance Series, founded its first overseas research office in Geneva, Switzerland, in 1962, well before most financial managers began investing internationally.

American Funds Insurance Series

American Funds Insurance Series

“By doing the research and meeting the people you get a pretty good sense of how the global economy is changing.”
— Thomas Hogh
In the 45 years since we opened our first research office outside the U.S., we have developed an extensive research network of investment professionals from 38 countries located in offices around the world. In today’s interdependent global economy, every single fund in American Funds Insurance Series benefits from a comprehensive global research effort.
Taking a global view
With its vast and sparsely populated steppe terrain, Kazakhstan may not be the first place that comes to mind when considering opportunities for investment. Nor is it a location where one might immediately expect to gain insights into the U.S. bond market.
But on a research visit there last year, Thomas Hogh, an investment analyst in American Funds Insurance Series and a portfolio counselor for U.S. Government/AAA-Rated Securities Fund and Global Bond Fund, gained a new perspective on investing in fixed-income securities.
“By doing the research and meeting the people you get a pretty good sense of how the global economy is changing,” says Hogh, who was born in Denmark and is now based in London. “In Kazakhstan, we visited each of the banks and discussed their operating environments. We met with the financial market regulator. We also met with an opposition politician to find out what he would do differently if he were elected.”
This type of comprehensive global research is routine at Capital Research where the assets of American Funds Insurance Series are managed independently by two divisions. While the divisions do not share research or investment ideas, they share an understanding that global research is vital. It is a key factor in how we identify and evaluate market opportunities around the world.
“Every aspect of what we do involves looking at investments in a global context,” explains portfolio counselor Rob Lovelace. “In fact, the challenge today would be to find a company that isn’t affected by what’s happening in the global markets.”
“We try to determine what’s going to happen in the future, but there are no facts about the future. ... We work beyond the headlights all the time.”
— Jim Dunton
American Funds Insurance Series

For example, the prices of commodities like oil and metals are determined in the global marketplace. “We’ve seen this surprising rise in the crude oil price, and one of the driving forces of that is the increase in Chinese demand,” says portfolio counselor Don O’Neal. “Understanding the role of developing-market growth helps us make decisions on our energy investments all over the world.”
Global competition evolves
Today, manufacturing often occurs far away from a company’s headquarters. Revenues are also increasingly generated by international sources. In fact, most of the larger U.S. companies conduct a significant portion of their business overseas. “I primarily invest in domestic companies, but I still have to stay on top of what’s going on abroad,” says portfolio counselor Jim Dunton. “Good research from our people in the field who understand international operations is critically important.”
In order to stay in touch with investment colleagues around the world, Dunton begins each week with a global conference call, joined by associates in his division in London, Geneva, Hong Kong and Tokyo. “Every Monday morning we hook up the international offices for a call. We review the convictions that people are developing in their markets, and that data may either support or contradict what I’m working on here. We provide information to them about the fundamentals and the markets here, and they provide the same information back to us in the U.S.”
The pharmaceutical industry is an example of an industry driven by worldwide competition. “Our investment analysts overseas are the first to give us information about potential drug breakthroughs by European companies like Roche or Novartis,” Dunton says. “That can be very important in shaping how we view the competitive landscape for U.S.-based drug companies like Merck and Pfizer.”
To better understand global changes in specific industries, investment analysts at Capital Research are organized into clusters. “In
The evolution of global bond markets
The global bond market has grown more than 350% since 1989. The United States component of the global bond market has shrunk from 44% in 1989 to 38% in 2007, while bonds from developed countries in Europe represent a growing portion (35% in 2007, up from 29% in 1989). The developing-country component has more than doubled in that time.
The global bond market

*	Offshore centers and international organizations.
Source: Bank for International Settlements as of December 1989 and March 2007 (measures total outstanding government and corporate bonds in billions of U.S. dollars)
American Funds Insurance Series

Chinese demand has helped drive up the price of oil
The price of oil has risen along with Chinese GDP and Chinese oil consumption while U.S. consumption has been fairly level.
Curde oil year-end daily spot prices 1998-2007
U.S. dollars per barrel
Source: Datastream, WTI Spot Price
Chinese gross domestic product 1998-2007
U.S. dollars in billions
Source: International Monetary Fund, World Economic Outlook Database, October 2007 (estimated after 2006)
the financial cluster, for example, we have analysts from the U.S., Europe and Asia who get together and discuss what’s going on with the financial companies they follow,” O’Neal says. “The clusters are an integrated way to compare and contrast what’s happening, not only with fundamentals but also with the valuation of banks across the globe. In addition, analysts discuss trends that are developing in one region that might spread to another.”
The global nature of fixed-income investing
In their efforts to raise operating capital, many companies outside the U.S. choose to issue debt here. Our fixed-income professionals lean heavily on our global network of investment analysts to make more informed investment decisions.
“If, for example, an Indian petrochemical company issues debt in the United States, our bond analysts and portfolio counselors can call one of our analysts in Asia, who may have been covering that company for years,” explains portfolio counselor John Smet. “Information like that really gives us a leg up.”
Investment professionals who look primarily at U.S. companies depend on global research as well. “For us to understand what’s going on with Ford, for example, we need to know what’s going on with Toyota and Nissan,” Smet says.
Even a fund like U.S. Government/AAA-Rated Securities Fund, which invests only in U.S. securities, benefits from global research. That’s because activity in markets outside the U.S. impacts the interest rates and economic climate of the U.S. “A large portion of U.S. government debt is held by international investors, many of which are government institutions with the ability to influence interest rates,” Lovelace says.
When considering a bond issue, our fixed-income analysts examine two primary aspects: the issuer’s ability to pay and the issuer’s willingness to pay. They need to dig beneath the ratings in order to
American Funds Insurance Series

“We’ve seen this surprising rise in the crude oil price, and one of the driving forces of that is the increase in Chinese demand.”
— Don O’Neal
make their evaluations. As Smet explains, “To determine an issuer’s ability to pay, someone can look at a balance sheet and at a rating and say, ‘These guys are rated AA, so they can probably pay.’ And that may be true. But it’s also important to ask questions like, ‘Do they rely on one customer? Is that one customer ready to pull the business?’ The ratings tend to be backward-looking, but in making investment decisions we need to be forward-looking.
“Then the real question is the willingness. When companies have excess cash flow, there are many things they can do with the money: they can buy back stock, raise the dividend, acquire another company or pay back debt. It’s very important for analysts to understand the motivation of the management and how they want to spend their excess cash flow.”
A unique, integrated research approach
One reason why it’s so important to have an extensive global research effort is because of the challenges presented by making financial predictions. As Dunton explains, “We try to determine what’s going to happen in the future, but there are no facts about the future. We have to make an enormous number of assumptions about growth rates, management, raw materials, costs and pricing. We work beyond the headlights all the time.”
Investors in American Funds Insurance Series benefit from an integrated approach that brings together generalists and specialists in both fixed income and equities. In their endeavor to understand markets and find attractive investment opportunities, our investment professionals have a broad mandate to travel all over the world in the interest of their research. In the last year alone, they visited thousands of companies in more than 70 countries.
“The meetings, whether in Taipei, Tokyo or Toledo, are similar in that they are focused on long-term trends and what’s going on in the business,” O’Neal says. “Management likes to talk about long-term horizons and what they’re trying to do strategically with their company rather than what’s going on this month or this quarter. We take a similar approach to investing.”
During their careers, which may span decades, analysts may meet with several successive CEOs at each company they cover. They draw upon insights gained from this long-term coverage to determine how management might react to unexpected events in the future. “There’s a certain deep understanding, a certain two-way communication that develops when you’ve had people following the same company for a long time,” O’Neal says.
“Every aspect of what we do involves looking at investments in a global context. In fact, the challenge today would be to find a company that isn’t affected by what’s happening in the global markets.”
— Rob Lovelace
American Funds Insurance Series

Portfolio counselors also routinely accompany analysts on research trips. O’Neal, for example, recently visited Asia with a group of technology analysts and came away with new insights that helped him as an investor — not just in Asian businesses, but in domestic companies as well. “While I was there, I learned a lot about the personal computer industry and what happens in Taiwan that impacts not only companies there but also major U.S. companies like Hewlett-Packard, Dell and IBM. That knowledge has had an impact on my investment decisions regarding both Taiwanese and U.S. stocks.”
The significance of international sales
For most of the 15 largest companies* in the S&P 500, international revenues play a major role on the bottom line.

	Domestic	International
Company Name	Sales	Sales
ExxonMobil	25%	75%
General Electric	54	46
Microsoft	61	39
Procter & Gamble	42	58
Johnson & Johnson	56	44
Bank of America	92	8
Wal-Mart Stores	78	22
Chevron	34	66
Cisco Systems	55	45
Google	57	43
Citigroup	67	33
Pfizer	53	47
Altria	12	88
Apple	65	35

*	AT&T, the fourth-largest company in the S&P 500 by market capitalization, does not report revenue by geographic segment. Source: FactSet, 2006 figures in millions of dollars
“If, for example, an Indian petrochemical company issues debt in the United States, our bond analysts and portfolio counselors can call one of our analysts in Asia, who may have been covering that company for years.”
— John Smet
The close collaboration includes equity and fixed-income analysts, who often visit companies together and help each other by sharing insights from both sides of the investing equation. The fact that the funds hold such large equity positions in many companies often allows good access to management for both our equity and fixed-income analysts.
“Management may be more reluctant to talk to bond people because senior managers’ compensation is often based on the performance of the stock, not the bonds,” Smet says. “But by sending our bond analysts with our equity analysts, both gain access. Also, management may prefer to talk to bond analysts about, for example, their emphasis on using excess cash flow to improve the balance sheet and to talk to equity analysts about buying back stock and increasing dividends. When analysts are in the room together, they may get a more realistic impression of the company’s intentions.”
Our investment analysts also manage money in each fund in what we refer to as the research portfolio. “Having to make real buy and sell decisions makes analysts sharper,” O’Neal says. “The research portfolios are also wonderful communication devices — they’re a great way for analysts to show their real convictions through actions, not just words.”
“We value independent thinkers and encourage differences of opinion.”
— Laura Balan
American Funds Insurance Series

Global research benefits all shareholders
Of course, while all the investment professionals in American Funds Insurance Series make their own investment decisions, they’re never alone. They regularly share their in-depth knowledge with each other and remain in constant contact.
“One of the real strengths is that we communicate so well even though we’re located throughout the world,” Hogh says. “By operating from various locations, we have a better chance of avoiding the groupthink that’s common in the markets.”
Searching the globe for good ideas is neither easy nor inexpensive. “We have a substantial research budget and a culture that encourages people to think for themselves and to develop convictions,” Smet says. A key element is the ownership structure of Capital. “We’re privately owned, and that gives us the freedom to remain focused on our core principles,” Smet says.
“By being a great global research company, we get better insights that we believe will lead to better long-term results for our shareholders,” O’Neal adds. “That is the core assumption in all this, and we’ve done a reasonably good job of proving it over time.”
A diversity of backgrounds and opinions
The funds in American Funds Insurance Series benefit from the rich cultural diversity and wide range of backgrounds of the global investment staff. “We value independent thinkers and encourage differences of opinion,” says Laura Balan, a London-based pharmaceutical analyst who grew up in Romania.
Balan brings her first-hand knowledge of Eastern European health care systems to her investment coverage. “Having lived there, I understand how the system works,” she says.
“A lot of the companies that produce generic drugs are based in Eastern Europe. I felt that, particularly in this business, U.S.-based investors didn’t fully understand that market. The growth potential of certain companies had been completely underappreciated.”
“One of the secrets of success at Capital is that we don’t have a rigid process whereby everyone follows the same research procedure,” says Joerg Sponer, a German banking analyst based in the London office. “Instead, we allow for different styles depending on how individual analysts approach company research.
“Clearly, the most important part of the research is very fundamental — understanding the company and its position in the market,” Sponer says. “But when you visit a company you also pick up on small details, like whether employees in the cafeteria seem happy or downbeat. I especially like to go to subsidiaries outside of the home country because I can see whether the competitive advantage of the parent company also applies in the international locations.”
Despite their individual approaches, the analysts routinely help each other understand the global markets. “We all translate news from our national newspapers to keep each other up to date,” Balan says. “We try to keep each other plugged in.”
American Funds Insurance Series

Global Growth Fund
Summary investment portfolio December 31, 2007

Largest individual equity securities	Percent of net assets
Microsoft	2.15%
Koninklijke KPN	1.70
Novo Nordisk	1.62
General Electric	1.57
Samsung Electronics	1.22

Percent of net assets
Deutsche Post	1.21%
IBM	1.11
Uralkali	1.00
KBR	.96
Vodafone	.96
Common stocks — 81.11%

		Market	Percent
		value	of net
	Shares	(000)	assets

Information technology — 11.99%

Microsoft Corp.	3,542,000	$126,095	2.15%
Samsung Electronics Co., Ltd.[1]	121,440	71,397	1.22
International Business Machines Corp.	600,000	64,860	1.11
Oracle Corp.[2]	2,000,000	45,160	.77
Cisco Systems, Inc.[2]	1,346,500	36,449	.62
STMicroelectronics NV1	2,564,000	36,447	.62
Other securities		322,627	5.50

		703,035	11.99

Consumer discretionary — 10.17%

GOME Electrical Appliances Holding Ltd.[1]	21,686,000	54,847	.94
Carnival Corp., units	925,000	41,153	.70
Lowe’s Companies, Inc.	1,615,000	36,531	.62
Honda Motor Co., Ltd.[1]	535,200	17,697	.30
Other securities		446,336	7.61

		596,564	10.17

Financials — 9.85%

Allianz SE1	242,000	51,686	.88
Macquarie Group Ltd.[1]	745,000	49,319	.84
ICICI Bank Ltd.[1]	837,300	26,209	.77
ICICI Bank Ltd. (ADR)	308,750	18,988
Mizuho Financial Group, Inc.[1]	9,000	42,702	.73
Société Générale[1]	260,700	37,203	.63
Lloyds TSB Group PLC[1]	1,000,000	9,293	.16
Other securities		342,419	5.84

		577,819	9.85

Industrials — 9.49%

General Electric Co.	2,475,455	91,765	1.57
Deutsche Post AG1	2,084,700	71,146	1.21
KBR, Inc.[2]	1,455,000	56,454	.96
Suzlon Energy Ltd.[1]	858,834	42,186	.72
Other securities		294,950	5.03

		556,501	9.49

Health care — 7.92%

Novo Nordisk A/S, Class B1	1,455,200	94,901	1.62
Roche Holding AG1	293,500	50,491	.86
UnitedHealth Group Inc.	850,000	49,470	.84
Smith & Nephew PLC[1]	4,019,300	46,054	.79
Other securities		223,439	3.81

		464,355	7.92

American Funds Insurance Series

Global Growth Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets

Telecommunication services — 7.27%

Koninklijke KPN NV1	5,525,830	$99,790	1.70%
Vodafone Group PLC (ADR)	800,000	29,856	.96
Vodafone Group PLC[1]	7,131,250	26,489
NTT DoCoMo, Inc.[1]	32,058	53,123	.91
América Móvil, SAB de CV, Series L (ADR)	585,000	35,913	.61
Other securities		180,883	3.09

		426,054	7.27

Consumer staples — 6.51%

Unilever NV, depository receipts[1]	1,184,000	43,286	.74
Avon Products, Inc.	945,800	37,387	.64
Other securities		301,246	5.13

		381,919	6.51

Materials — 6.04%

JSC Uralkali (GDR)[1,2]	1,149,568	42,342	1.00
JSC Uralkali (GDR)[1,2,3]	444,915	16,387
Other securities		295,239	5.04

		353,968	6.04

Energy — 5.33%

Reliance Industries Ltd.[1]	567,000	41,468	.71
Royal Dutch Shell PLC, Class B1	574,666	23,954	.60
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,590
Other securities		235,795	4.02

		312,807	5.33

Utilities — 4.13%

Public Power Corp. SA1	926,700	48,561	.83
Veolia Environnement[1]	425,900	38,623	.66
SUEZ SA1	550,000	37,227	.63
Other securities		117,901	2.01

		242,312	4.13

Miscellaneous — 2.41%

Other common stocks in initial period of acquisition		141,117	2.41

Total common stocks (cost: $3,710,926,000)		4,756,451	81.11

American Funds Insurance Series

Global Growth Fund
Short-term securities — 19.17%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Federal Home Loan Bank 4.20%—4.34% due 1/11—2/13/2008	$76,600	$76,309	1.30%
Dexia Delaware LLC 4.79%—4.815% due 1/4—1/10/2008	56,857	56,821	.97
Freddie Mac 4.22%—4.25% due 1/24—1/31/2008	54,800	54,612	.93
Royal Bank of Scotland PLC 4.53%—5.06% due 2/4—3/28/2008	55,000	54,497	.93
BASF AG 4.35%—4.52% due 1/24—2/12/2008[3]	54,500	54,254	.93
Rabobank USA Financial Corp. 5.06% due 1/10/2008	50,000	49,930	.85
Danske Corp. 4.81% due 1/14/2008[3]	50,000	49,906	.85
Lloyds Bank PLC 4.67% due 1/16/2008	50,000	49,892	.85
American Honda Finance Corp. 4.48%—4.50% due 1/15—1/30/2008	49,800	49,621	.85
Swedish Export Credit Corp. 4.30%—4.50% due 2/14—3/12/2008[4]	44,700	44,363	.76
Electricité de France 4.40%—4.82% due 1/8—3/3/2008	41,400	41,188	.70
Westpac Banking Corp. 4.86% due 3/13/2008[3]	40,000	39,623	.68
ING (U.S.) Funding LLC 4.73%—5.15% due 1/9—1/29/2008	37,900	37,780	.64
AstraZeneca PLC 4.65% due 3/4/2008[3]	38,000	37,689	.64
Eksportfinans ASA 4.56% due 1/9/2008[3]	34,700	34,659	.59
General Electric Capital Corp. 4.15% due 1/2/2008	12,700	12,697	.22
Other securities		380,087	6.48

Total short-term securities (cost: $1,124,017,000)		1,123,928	19.17

Total investment securities (cost: $4,834,943,000)		5,880,379	100.28
Other assets less liabilities		(16,282)	(.28)

Net assets		$5,864,097	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities purchased in transactions exempt from registration under the Securities Act of 1933 which may be subject to legal or contractual restrictions on resale. The total value of all such restricted securities was $1,677,000, which represented .03% of the net assets of the fund.
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the year ended December 31, 2007, appear below.

						Market value
					Dividend	of affiliate
	Beginning			Ending	income	at 12/31/07
	shares	Additions	Reductions	shares	(000)	(000)
WestJet Airlines Ltd.[5]	750,000	—	750,000	—	—	—
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,869,052,000.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $450,856,000, which represented 7.69% of the net assets of the fund.

[4]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

[5]	Unaffiliated issuer at 12/31/2007.
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth Fund
Summary investment portfolio December 31, 2007

Largest individual equity securities	Percent of net assets
Google	3.44%
Microsoft	2.79
Altria Group	2.43
Nokia	2.07
Berkshire Hathaway	1.84

Percent of net assets
Schlumberger	1.78%
Newmont Mining	1.47
Barrick Gold	1.43
Suncor	1.39
Roche	1.38
Common stocks — 92.97%

		Market	Percent
		value	of net
	Shares	(000)	assets

Information technology — 18.22%

Google Inc., Class A1	1,535,000	$1,061,422	3.44%
Microsoft Corp.	24,125,000	858,850	2.79
Nokia Corp. (ADR)	10,408,000	399,563	2.07
Nokia Corp.[2]	6,184,000	237,761
Cisco Systems, Inc.[1]	14,750,000	399,282	1.29
Oracle Corp.[1]	14,927,800	337,070	1.09
Fidelity National Information Services, Inc.	6,650,000	276,574	.90
Samsung Electronics Co., Ltd.[2]	410,000	241,046	.78
Red Hat, Inc.[1,3]	11,511,000	239,889	.78
Other securities		1,567,766	5.08

		5,619,223	18.22

Consumer discretionary — 15.74%

Best Buy Co., Inc.	7,920,000	416,988	1.35
Johnson Controls, Inc.	10,949,100	394,606	1.28
MGM Mirage, Inc.[1]	4,680,600	393,264	1.28
Lowe’s Companies, Inc.	17,326,000	391,914	1.27
Target Corp.	7,690,000	384,500	1.25
Kohl’s Corp.[1]	8,160,000	373,728	1.21
Garmin Ltd.	2,540,000	246,380	.80
International Game Technology	5,156,000	226,503	.73
TomTom NV1,2	2,800,000	208,955	.68
News Corp., Class A	9,490,000	194,450	.63
Other securities		1,622,809	5.26

		4,854,097	15.74

Energy — 14.02%

Schlumberger Ltd.	5,584,600	549,357	1.78
Suncor Energy Inc.	3,942,898	428,650	1.39
Canadian Natural Resources, Ltd.	4,625,700	338,236	1.10
Devon Energy Corp.	3,409,072	303,101	.98
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,130,000	245,461	.80
Tenaris SA (ADR)	5,245,000	234,609	.76
Murphy Oil Corp.	2,698,800	228,966	.74
EOG Resources, Inc.	2,215,000	197,689	.64
Other securities		1,795,559	5.83

		4,321,628	14.02

Health care — 9.41%

Roche Holding AG2	2,465,000	424,057	1.38
Gilead Sciences, Inc.[1]	6,600,000	303,666	.99
Stryker Corp.	2,990,000	223,413	.72
Charles River Laboratories International, Inc.[1]	2,855,000	187,859	.61
Shire PLC (ADR)	2,700,000	186,165	.60
Other securities		1,575,095	5.11

		2,900,255	9.41

American Funds Insurance Series

Growth Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Materials — 7.64%

Newmont Mining Corp.	9,305,000	$454,363	1.47%
Barrick Gold Corp.	10,500,000	441,525	1.43
Potash Corp. of Saskatchewan Inc.	2,000,000	287,920	.93
Freeport-McMoRan Copper & Gold Inc.	2,704,500	277,049	.90
K+S AG2	735,000	173,096	.56
Other securities		722,775	2.35

		2,356,728	7.64

Financials — 7.52%

Berkshire Hathaway Inc., Class A1	4,011	567,958	1.84
Fannie Mae	6,440,000	257,471	.83
Freddie Mac	4,572,700	155,792	.51
Other securities		1,338,502	4.34

		2,319,723	7.52

Industrials — 7.35%

Boeing Co.	3,465,000	303,049	.98
General Electric Co.	7,370,000	273,206	.89
KBR, Inc.[1]	5,397,130	209,409	.68
FedEx Corp.	2,080,000	185,473	.60
Other securities		1,296,085	4.20

		2,267,222	7.35

Consumer staples — 7.18%

Altria Group, Inc.	9,895,000	747,864	2.43
Coca-Cola Co.	5,295,000	324,954	1.05
Bunge Ltd.	2,348,100	273,342	.89
PepsiCo, Inc.	3,145,000	238,705	.77
Other securities		628,886	2.04

		2,213,751	7.18

Telecommunication services — 2.49%

Sprint Nextel Corp., Series 1	31,956,100	419,583	1.36
Qwest Communications International Inc.[1]	35,000,000	245,350	.80
Other securities		101,888	.33
		766,821	2.49

Utilities — 0.93%

Other securities		286,314	.93

Miscellaneous — 2.47%

Other common stocks in initial period of acquisition		761,429	2.47

Total common stocks (cost: $22,836,048,000)		28,667,191	92.97

American Funds Insurance Series

Growth Fund
Short-term securities — 7.20%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Fannie Mae 4.13%—4.65%due 1/4—4/1/2008	$249,769	$248,547	.81%
Federal Home Loan Bank 4.225%—4.56% due 1/2—3/19/2008	245,900	244,706	.79
Freddie Mac 4.14%—4.25%due 1/22—4/18/2008	209,049	207,286	.67
Coca-Cola Co. 4.22%—4.71%due 1/8—2/20/2008[4]	151,843	151,137	.49
General Electric Capital Corp. 4.15% due 1/2/2008	50,000	49,989	.26
Edison Asset Securitization LLC 4.61% due 1/23/2008[4]	29,300	29,201
NetJets Inc. 4.47%due 1/24—2/7/2008[4]	56,000	55,718	.18
Other securities		1,233,522	4.00

Total short-term securities (cost: $2,220,006,000)		2,220,106	7.20

Total investment securities (cost: $25,056,054,000)		30,887,297	100.17

Other assets less liabilities		(51,936)	(.17)

Net assets		$30,835,361	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2007, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 12/31/07
	shares	Additions	Reductions	shares	(000)	(000)
Chipotle Mexican Grill, Inc., Class B1	208,100	987,100	—	1,195,200	$—	$147,069
Chipotle Mexican Grill, Inc., Class A1	595,000	325,000	—	920,000	—	135,304
Red Hat, Inc.[1]	1,185,000	10,326,000	—	11,511,000	—	239,889
Core Laboratories NV1	1,197,700	—	—	1,197,700	—	149,377
Bare Escentuals, Inc.[1]	—	5,850,000	—	5,850,000	—	141,863
Digital River, Inc.[1]	—	2,430,000	—	2,430,000	—	80,360
Minerals Technologies Inc.	—	1,000,000	—	1,000,000	150	66,950
Rosetta Resources Inc.[1,5]	2,980,000	—	—	2,980,000	—	59,093
Blue Nile, Inc.[1]	—	824,000	—	824,000	—	56,081
KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	50,658
Georgia Gulf Corp.	1,360,000	864,000	—	2,224,000	712	14,723
DataPath, Inc.[1,2,5]	2,819,968	—	—	2,819,968	—	9,870
NAVTEQ Corp.[6]	5,700,000	30,000	5,730,000	—	—	—

					$862	$1,151,237

American Funds Insurance Series

Growth Fund
     The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,791,992,000.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,040,992,000, which represented 3.38% of the net assets of the fund.

[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

			Market	Percent
	Acquisition	Cost	value	of net
	date(s)	(000)	(000)	assets
Rosetta Resources Inc.	6/28/2005—12/2/2005	$49,745	$59,093	.19%
KGen Power Corp.	12/19/2006	44,326	50,658	.16
DataPath, Inc.	6/23/2006	31,020	9,870	.03
Other restricted security		52,893	25,075	.08

Total restricted securities		$177,984	$144,696	.46%

[6] Unaffiliated issuer at 12/31/2007.

ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio December 31, 2007

Largest individual equity securities	Percent of net assets
Oracle	2.99%
Microsoft	2.28
General Electric	2.03
American International Group	1.95
Schlumberger	1.86

Percent of net assets
Bank of America	1.70%
Cisco Systems	1.56
Intel	1.47
Fannie Mae	1.45
Citigroup	1.45
Common stocks — 89.74%

		Market	Percent
		value	of net
	Shares	(000)	assets

Information technology — 21.37%

Oracle Corp.[1]	38,805,000	$876,217	2.99%
Microsoft Corp.	18,705,000	665,898	2.28
Cisco Systems, Inc.[1]	16,840,000	455,859	1.56
Intel Corp.	16,175,000	431,226	1.47
International Business Machines Corp.	3,725,000	402,672	1.38
Nokia Corp.[2]	8,330,000	320,270	1.22
Nokia Corp. (ADR)	930,000	35,703
Hewlett-Packard Co.	7,050,000	355,884	1.22
Google Inc., Class A1	476,800	329,698	1.13
Yahoo! Inc.[1]	12,860,000	299,124	1.02
Flextronics International Ltd.[1]	22,585,336	272,379	.93
Other securities		1,810,142	6.17

		6,255,072	21.37

Financials — 12.41%

American International Group, Inc.	9,800,000	571,340	1.95
Bank of America Corp.	12,075,000	498,214	1.70
Fannie Mae	10,588,500	423,328	1.45
Citigroup Inc.	14,365,000	422,905	1.45
JPMorgan Chase & Co.	4,147,900	181,056	.62
Freddie Mac	3,666,450	124,916	.43
Other securities		1,408,795	4.81

		3,630,554	12.41

Health care — 12.37%

Aetna Inc.	5,700,000	329,061	1.12
Abbott Laboratories	5,140,000	288,611	.99
Roche Holding AG2	1,647,460	283,414	.97
Cardinal Health, Inc.	4,450,000	256,988	.88
Bristol-Myers Squibb Co.	9,260,000	245,575	.84
Amgen Inc.[1]	4,662,200	216,513	.74
Merck & Co., Inc.	3,500,000	203,385	.69
Medtronic, Inc.	4,000,000	201,080	.69
Other securities		1,594,128	5.45

		3,618,755	12.37

Consumer discretionary — 8.97%

Lowe’s Companies, Inc.	17,210,000	389,290	1.33
Time Warner Inc.	17,550,000	289,751	.99
Target Corp.	5,760,700	288,035	.98
Best Buy Co., Inc.	4,009,700	211,111	.72
News Corp., Class A	9,515,200	194,966	.67
Other securities		1,251,905	4.28

		2,625,058	8.97

American Funds Insurance Series

Growth-Income Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets

Industrials — 8.86%

General Electric Co.	16,050,000	$594,973	2.03%
United Technologies Corp.	4,075,000	311,900	1.07
United Parcel Service, Inc., Class B	3,800,000	268,736	.92
Avery Dennison Corp.	3,635,000	193,164	.66
General Dynamics Corp.	2,100,000	186,879	.64
Other securities		1,038,704	3.54

		2,594,356	8.86

Energy — 8.59%

Schlumberger Ltd.	5,525,000	543,494	1.86
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	168,400	1.00
Royal Dutch Shell PLC, Class B (ADR)	1,445,391	119,967
Royal Dutch Shell PLC, Class B2	139,816	5,828
Marathon Oil Corp.	4,125,000	251,048	.86
Chevron Corp.	2,563,200	239,223	.82
Halliburton Co.	6,030,000	228,597	.78
Baker Hughes Inc.	2,565,000	208,022	.71
ConocoPhillips	2,225,000	196,468	.67
Other securities		553,541	1.89

		2,514,588	8.59

Consumer staples — 6.62%

PepsiCo, Inc.	4,850,000	368,115	1.26
Molson Coors Brewing Co., Class B	4,430,000	228,677	.78
Altria Group, Inc.	2,725,000	205,956	.70
Avon Products, Inc.	4,802,400	189,839	.65
Wal-Mart Stores, Inc.	3,820,000	181,565	.62
Other securities		761,712	2.61

		1,935,864	6.62

Materials — 3.57%

Air Products and Chemicals, Inc.	2,660,000	262,356	.90
Other securities		783,806	2.67

		1,046,162	3.57

Telecommunication services — 2.97%

Telephone and Data Systems, Inc.	2,850,700	178,454	1.06
Telephone and Data Systems, Inc., special Common Shares	2,300,900	132,532
Sprint Nextel Corp., Series 1	15,800,000	207,454	.71
Other securities		350,433	1.20

		868,873	2.97

Utilities — 1.57%

Other securities		459,454	1.57

Miscellaneous — 2.44%

Other common stocks in initial period of acquisition		713,815	2.44

Total common stocks (cost: $21,599,712,000)		26,262,551	89.74

American Funds Insurance Series

Growth-Income Fund
Convertible Securities — 0.18%

		Market	Percent
		value	of net
		(000)	assets

Other — 0.09%

Other securities		$24,969	.09%

Miscellaneous — 0.09%

Other convertible securities in initial period of acquisition		27,672	.09
Total convertible securities (cost: $57,872,000)		52,641	.18

Bonds, notes & other debt instruments — 0.04%

Other — 0.04%

Other securities		12,934	.04
Total bonds, notes & other debt instruments (cost: $12,602,000)		12,934	.04

Short-term securities — 9.85%
	Principal
	amount
	(000)

Federal Home Loan Bank 4.15%-4.63% due 1/4-6/20/2008	$361,157	359,386	1.23
Fannie Mae 4.13%-4.29% due 1/18-4/1/2008	220,850	219,289	.75
United Parcel Service Inc. 4.15%-4.50% due 2/1-3/31/2008[3]	205,900	204,149	.70
Coca-Cola Co. 4.18%-4.52% due 1/8-3/7/2008[3]	191,700	190,567	.65
Freddie Mac 4.14%-4.25% due 1/30-5/5/2008	179,400	177,457	.61
IBM International Group Capital LLC 4.35%-4.52% due 1/10-2/26/2008[3]	97,000	96,656	.58
IBM Capital Inc. 4.20% due 3/10/2008[3]	52,700	52,222
IBM Corp. 4.21% due 1/15/2008[3]	20,000	19,965
Bank of America Corp. 4.695%-5.00% due 1/16-2/26/2008	147,600	146,786	.50
Jupiter Securitization Co., LLC 4.77%-6.00% due 1/4-1/10/2008[3]	65,000	64,936	.39
JPMorgan Chase & Co. 4.95% due 3/24/2008	50,000	49,447
Hewlett-Packard Co. 4.25%-4.55% due 1/8-1/16/2008[3]	109,600	109,470	.37
Edison Asset Securitization LLC 4.61%-4.91% due 1/23-1/24/2008[3]	96,200	95,866	.33
International Lease Finance Corp. 4.69%-4.85% due 1/3-2/4/2008	67,100	66,955	.23
CAFCO, LLC 4.71%-5.30% due 1/7-1/9/2008[3]	60,900	60,831	.21
Other securities		967,116	3.30

Total short-term securities (cost: $2,881,366,000)		2,881,098	9.85

Total investment securities (cost: $24,551,552,000)		29,209,224	99.81

Other assets less liabilities		56,591	.19

Net assets		$29,265,815	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,237,377,000.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,490,365,000, which represented 5.09% of the net assets of the fund.

ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Asset Allocation Fund
Summary investment portfolio December 31, 2007

Largest individual equity securities	Percent of net assets

Suncor Energy	2.30%
Fannie Mae	2.20
Schlumberger	2.18
Altria Group	1.87
BHP Billiton	1.74

Percent of net assets

Boeing	1.64%
Chevron	1.59
Sprint Nextel	1.57
Nokia	1.39
Deere	1.28
Common stocks — 63.68%

		Market	Percent
		value	of net
	Shares	(000)	assets

Energy — 10.85%

Suncor Energy Inc.	1,969,798	$214,146	2.30%
Schlumberger Ltd.	2,059,800	202,623	2.18
Chevron Corp.	1,584,328	147,865	1.59
Petro-Canada	2,150,000	115,341	1.24
Marathon Oil Corp.	1,200,000	73,032	.79
Rosetta Resources Inc.[1,2,3]	2,970,000	58,895	.63
Other securities		197,718	2.12

		1,009,620	10.85

Information technology — 8.38%

Nokia Corp. (ADR)	3,360,000	128,990	1.39
Microsoft Corp.	3,050,000	108,580	1.17
International Business Machines Corp.	800,000	86,480	.93
Cisco Systems, Inc.[1]	3,000,000	81,210	.87
Hewlett-Packard Co.	1,500,000	75,720	.81
Oracle Corp.[1]	3,000,000	67,740	.73
Intel Corp.	2,500,000	66,650	.71
Other securities		164,858	1.77

		780,228	8.38

Health care — 8.22%

Medtronic, Inc.	2,250,000	113,107	1.21
Wyeth	2,100,000	92,799	1.00
Johnson & Johnson	1,300,000	86,710	.93
United Therapeutics Corp.[1]	750,000	73,238	.79
Abbott Laboratories	1,300,000	72,995	.78
Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	66,675	.72
Eli Lilly and Co.	1,200,000	64,068	.69
Other securities		195,740	2.10

		765,332	8.22

Financials — 7.30%

Fannie Mae	5,120,000	204,698	2.20
JPMorgan Chase & Co.	1,500,000	65,475	.70
Bank of New York Mellon Corp.	1,200,000	58,512	.63
Freddie Mac	1,450,000	49,402	.53
Other securities		301,298	3.24

		679,385	7.30

Industrials — 6.16%

Boeing Co.	1,750,000	153,055	1.64
Deere & Co.	1,280,000	119,194	1.28
General Electric Co.	2,250,000	83,408	.90
Raytheon Co.	1,040,000	63,128	.68
Mitsubishi Corp.[4]	2,000,000	54,485	.59
Other securities		99,450	1.07

		572,720	6.16

American Funds Insurance Series

Asset Allocation Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets

Consumer discretionary — 5.90%

Lowe’s Companies, Inc.	4,110,000	$92,968	1.00%
Best Buy Co., Inc.	1,705,350	89,787	.96
Johnson Controls, Inc.	2,400,000	86,496	.93
Target Corp.	1,150,000	57,500	.62
Other securities		222,008	2.39

		548,759	5.90

Materials — 5.24%

BHP Billiton Ltd.[4]	4,615,000	161,646	1.74
Newmont Mining Corp.	2,365,000	115,483	1.24
Rio Tinto PLC[4]	727,572	75,969	.82
Alcoa Inc.	1,500,000	54,825	.59
Other securities		79,485	.85

		487,408	5.24

Consumer staples — 3.98%

Altria Group, Inc.	2,300,000	173,834	1.87
Coca-Cola Co.	1,550,000	95,124	1.02
PepsiCo, Inc.	1,000,000	75,900	.81
Other securities		25,823	.28

		370,681	3.98

Telecommunication services — 3.74%

Sprint Nextel Corp., Series 1	11,100,000	145,743	1.57
Vodafone Group PLC[4]	20,000,000	74,289	.80
Other securities		127,888	1.37

		347,920	3.74

Utilities — 1.15%

Reliant Energy, Inc.[1]	3,250,000	85,280	.92
Other securities		21,432	.23

		106,712	1.15

Miscellaneous — 2.76%

Other common stocks in initial period of acquisition		256,901	2.76

Total common stocks (cost: $4,699,189,000)		5,925,666	63.68

American Funds Insurance Series

Asset Allocation Fund
Preferred stocks — 0.13%

	Market	Percent
	value	of net
	(000)	assets

Other — 0.13%

Other securities	$11,934	.13%

Total preferred stocks (cost: $12,731,000)	11,934	.13

Rights & warrants — 0.00%

Other — 0.00%

Other securities	0	.00

Total rights & warrants (cost: $117,000)	0	.00

Bonds, notes & other debt instruments — 21.70%

	Principal
	amount
	(000)

Mortgage-backed obligations [5] — 6.25%

Fannie Mae 0%—7.00% 2009—2047[4]	$174,517	174,886	1.88
Freddie Mac 5.00%—7.50% 2016—2038	90,614	92,118	.99
Other securities		314,853	3.38

		581,857	6.25

Bonds & notes of U.S. government & government agencies — 5.59%

U.S. Treasury:
2.00%—9.25% 2008—2036[4,6]	122,832	140,598	4.35
3.875% 2010	164,000	167,549
4.875% 2012	91,000	96,510
Fannie Mae 5.25%—7.25% 2012—2030	42,375	46,770	.50
Freddie Mac 4.875%—5.25% 2008—2011	31,170	32,585	.35
Federal Home Loan Bank 5.125%—5.625% 2013—2016	30,375	32,010	.34
Other securities		4,578	.05

		520,600	5.59

Financials — 2.06%

Other securities		191,826	2.06

Consumer discretionary — 1.90%

Other securities		176,741	1.90

Industrials — 0.94%

General Electric Co. 5.25% 2017	4,500	4,499	.05
Other securities		82,681	.89

		87,180	.94

Telecommunication services — 0.86%

Sprint Capital Corp. 6.875%—8.75% 2028—2032	7,525	4,942
			.08
Nextel Communications, Inc., Series F, 5.95% 2014	2,800	2,635
Other securities		72,402	.78

		79,979	.86

American Funds Insurance Series

Asset Allocation Fund
Bonds, notes & other debt instruments

	Market	Percent
	value	of net
	(000)	assets

Other — 4.10%

Other securities	$381,471	4.10%

Total bonds, notes & other debt instruments (cost: $2,035,280,000)	2,019,654	21.70

Short-term securities — 14.47%

	Principal
	amount
	(000)

Federal Home Loan Bank 4.20%-4.36% due 1/2-4/16/2008	$122,300	121,926	1.31
Procter & Gamble International Funding S.C.A. 4.25%-4.50% due 1/15-3/7/2008[7]	111,400	110,816	1.19
Paccar Financial Corp. 4.49%-4.70% due 1/18-2/7/2008	84,700	84,355	.91
Coca-Cola Co. 4.46%-4.47% due 1/11-2/15/2008[7]	84,200	83,941	.90
Freddie Mac 4.25% due 1/31-2/8/2008	62,400	62,127	.67
Honeywell International Inc. 4.46% due 1/22-1/25/2008[7]	54,850	54,678	.59
Hewlett-Packard Co. 4.55% due 1/4/2008[7]	50,000	49,975	.54
Medtronic Inc. 4.22% due 1/15-1/22/2008[7]	42,200	42,111	.45
IBM Corp. 4.21%-4.44% due 1/16-1/29/2008[7]	29,400	29,312	.44
IBM International Group Capital LLC 4.67% due 1/18/2008[7]	12,000	11,971
Fannie Mae 4.27% due 3/12/2008	40,900	40,580	.44
Johnson & Johnson 4.15% due 1/24/2008[7]	20,000	19,945	.21
John Deere Capital Corp. 4.54% due 2/6/2008[7]	20,000	19,894	.21
General Electric Capital Corp. 4.15% due 1/2/2008	13,400	13,397	.14
Other securities		601,814	6.47

Total short-term securities (cost: $1,347,076,000)		1,346,842	14.47

Total investment securities (cost: $8,094,393,000)		9,304,096	99.98
Other assets less liabilities		2,014	.02

Net assets		$9,306,110	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holding listed below is shown in the preceding summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2007, appear below.

						Market value
					Dividend	of affiliate
	Beginning			Ending	income	at 12/31/07
	shares	Additions	Reductions	shares	(000)	(000)
Rosetta Resources Inc.[1,2]	2,970,000	—	—	2,970,000	—	$58,895
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 6/28-11/9/2005 at a cost of $48,481,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $89,394,000, which represented .96% of the net assets of the fund.
American Funds Insurance Series

Asset Allocation Fund

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $850,964,000.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[6]	Index-linked bond whose principal amount moves with a government retail price index.

[7]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,042,572,000, which represented 11.20% of the net assets of the fund.
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

This page intentionally left blank
American Funds Insurance Series

Financial statements
Statements of assets & liabilities at December 31, 2007

			Global
	Global	Global	Small				New
	Discovery	Growth	Capitalization	Growth		International	World
	Fund	Fund	Fund	Fund		Fund	Fund

Assets:
Investment securities at market:
Unaffiliated issuers	$277,767	$5,880,379	$4,130,774	$29,736,060		$11,530,272	$2,134,771
Affiliated issuers	—	—	215,419	1,151,237		—	—
Cash denominated in currencies other than U.S. dollars	—	7	— *	—	*	1,246	213
Cash	64	122	231	208		98	111
Receivables for:
Sales of investments	5	8,189	11,050	2,983		46,122	297
Sales of fund’s shares	711	6,686	7,351	34,069		7,225	4,021
Open forward currency contracts	—	—	—	—		—	—
Closed forward currency contracts	—	—	—	—		—	—
Dividends and interest	127	7,057	6,358	28,052		20,357	6,301
Other assets	— *	2	589	11		4	—

	278,674	5,902,442	4,371,772	30,952,620		11,605,324	2,145,714

Liabilities:
Payables for:
Purchases of investments	3,577	24,863	19,128	52,586		14,109	6,879
Repurchases of fund’s shares	6	6,891	3,301	50,757		32,928	64
Open forward currency contracts	—	—	—	—		—	—
Closed forward currency contracts	—	—	—	—		—	—
Investment advisory services	120	2,318	2,288	7,499		4,279	1,195
Distribution services	50	1,098	838	5,474		2,075	393
Trustees’ deferred compensation	2	65	38	891		388	13
Other	115	3,110	2,491	52		1,347	1,199

	3,870	38,345	28,084	117,259		55,126	9,743

Net assets at December 31, 2007 (total: $108,244,797)	$274,804	$5,864,097	$4,343,688	$30,835,361		$11,550,198	$2,135,971

Investment securities at cost:
Unaffiliated issuers	$238,424	$4,834,943	$3,264,025	$24,071,275		$8,791,552	$1,526,476

Affiliated issuers	—	—	$162,441	$984,779		—	—

Cash denominated in currencies other than U.S. dollars at cost	—	$7	— *	—	*	$1,246	$213

Net assets consist of:
Capital paid in on shares of beneficial interest	$229,461	$4,373,987	$3,024,176	$22,019,750		$7,486,715	$1,380,886
Undistributed (distributions in excess of) net investment income	(12)	3,943	(59,598)	21,694		15,527	(2,541)
Undistributed (accumulated) net realized gain (loss)	6,126	443,787	461,731	2,962,467		1,309,775	150,428
Net unrealized appreciation (depreciation)	39,229	1,042,380	917,379	5,831,450		2,738,181	607,198

Net assets at December 31, 2007	$274,804	$5,864,097	$4,343,688	$30,835,361		$11,550,198	$2,135,971

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $16,970,496)	$35,161	$683,751	$369,280	$5,051,099		$1,707,577	$261,085
Shares outstanding	2,495	27,192	13,576	75,140		68,836	10,087
Net asset value per share	$14.09	$25.15	$27.20	$67.22		$24.81	$25.88
Class 2:
Net assets (total: $90,172,231)	$239,643	$5,180,346	$3,974,408	$25,358,763		$9,719,162	$1,874,886
Shares outstanding	17,091	207,180	147,495	380,069		393,200	72,973
Net asset value per share	$14.02	$25.00	$26.95	$66.72		$24.72	$25.69
Class 3:
Net assets (total: $1,102,070)	—	—	—	$425,499		$123,459	—
Shares outstanding	—	—	—	6,331		4,979	—
Net asset value per share	—	—	—	$67.21		$24.80	—

*	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

									U.S.
Blue Chip								High-	Government/
Income and	Global Growth	Growth-	Asset			Global		Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond		Bond		Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund		Fund		Fund	Fund	Fund

$4,413,877	$2,075,284	$29,209,224	$9,245,201	$5,227,534		$299,859		$1,303,606	$849,141	$582,557
—	—	—	58,895	—		—		—	—	—
—	— *	— *	—	—	*	—	*	26	—	—
134	453	141	421	1,442		127		2,743	358	656

—	1,228	31,713	919	63		6		3,611	172	—
3,740	11,777	74,812	9,808	6,741		2,048		1,898	1,168	1,985
—	—	—	—	781		237		19	—	—
—	—	—	—	109		892		—	—	—
5,407	3,964	26,545	32,995	63,561		4,989		23,261	6,435	—
1	194	11	163	96		5		265	— *	— *

4,423,159	2,092,900	29,342,446	9,348,402	5,300,327		308,163		1,335,429	857,274	585,198

2,788	14,823	58,120	36,693	150,104		28		1,603	18,956	—
1,103	116	6,565	1,599	32,036		—		750	443	556
—	—	—	4	897		505		6	—	—
—	—	—	—	—		41		—	—	—
1,407	927	5,863	2,157	1,519		127		479	280	142
914	415	5,019	1,565	989		56		215	129	98
39	3	1,015	238	54		—	*	93	75	38
1	503	49	36	129		6		304	— *	— *

6,252	16,787	76,631	42,292	185,728		763		3,450	19,883	834

$4,416,907	$2,076,113	$29,265,815	$9,306,110	$5,114,599		$307,400		$1,331,979	$837,391	$584,364

$3,929,113	$1,982,546	$24,551,552	$8,045,912	$5,301,202		$295,414		$1,350,935	$836,081	$582,578

—	—	—	$48,481	—		—		—	—	—

—	— *	— *	—	—	*	—	*	$26	—	—

$3,666,494	$1,969,602	$22,918,883	$7,705,026	$5,125,785		$301,657		$1,493,137	$825,303	$580,391
14,776	(1,372)	82,693	39,608	49,998		1,377		15,604	6,027	3,995
250,873	15,579	1,606,516	351,805	12,323		108		(129,461)	(6,999)	(1)
484,764	92,304	4,657,723	1,209,671	(73,507)		4,258		(47,301)	13,060	(21)

$4,416,907	$2,076,113	$29,265,815	$9,306,110	$5,114,599		$307,400		$1,331,979	$837,391	$584,364

$142,476	$79,498	$5,618,032	$1,927,088	$436,150		$27,783		$308,197	$211,304	$112,015
12,353	6,750	132,131	104,115	39,167		2,564		26,462	18,015	9,824
$11.53	$11.78	$42.52	$18.51	$11.14		$10.83		$11.65	$11.73	$11.40

$4,274,431	$1,996,615	$23,242,713	$7,307,690	$4,678,449		$279,617		$996,092	$597,224	$452,192
373,215	169,874	549,982	397,430	424,083		25,859		86,229	51,245	39,836
$11.45	$11.75	$42.26	$18.39	$11.03		$10.81		$11.55	$11.65	$11.35

—	—	$405,070	$71,332	—		—		$27,690	$28,863	$20,157
—	—	9,528	3,855	—		—		2,376	2,459	1,768
—	—	$42.51	$18.50	—		—		$11.65	$11.74	$11.40
American Funds Insurance Series

Statements of operations for the year ended December 31, 2007

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$2,416	$92,659	$28,337	$291,998	$209,230	$28,885
Interest	1,580	37,609	15,006	88,054	24,237	15,510

	3,996	130,268	43,343	380,052	233,467	44,395

Fees and expenses[3]:
Investment advisory services	1,306	26,735	27,298	93,790	50,363	12,656
Distribution services — Class 2	483	11,594	8,995	61,182	21,178	3,723
Distribution services — Class 3	—	—	—	804	221	—
Transfer agent services	— [4]	3	2	18	6	1
Reports to shareholders	6	151	117	1,284	312	51
Registration statement and prospectus	2	54	41	481	113	17
Postage, stationery and supplies	2	46	35	269	95	16
Trustees’ compensation	2	45	33	334	126	13
Auditing and legal	5	38	36	164	67	28
Custodian	26	658	968	698	2,329	709
State and local taxes	2	42	31	258	87	13
Other	4	34	43	52	53	42

Total fees and expenses before waiver	1,838	39,400	37,599	159,334	74,950	17,269
Less waiver of fees and expenses:
Investment advisory services	131	2,714	2,730	9,379	5,036	1,266

Total fees and expenses after waiver	1,707	36,686	34,869	149,955	69,914	16,003

Net investment income	2,289	93,582	8,474	230,097	163,553	28,392

Net realized gain and unrealized appreciation (depreciation) on investments and currency:
Net realized gain (loss) on:
Investments[2]	22,813	442,683	510,382	2,966,674	1,311,910	165,235
Currency transactions	18	(1,085)	(740)	(3,822)	1,345	(62)

	22,831	441,598	509,642	2,962,852	1,313,255	165,173

Net unrealized appreciation (depreciation) on:
Investments	9,014	141,895	162,605	146,965	363,035	263,388
Currency translations	(9)	(73)	— [4]	7	533	(3)

	9,005	141,822	162,605	146,972	363,568	263,385

Net realized gain and unrealized appreciation (depreciation) on investments and currency	31,836	583,420	672,247	3,109,824	1,676,823	428,558

Net increase in net assets resulting from operations	$34,125	$677,002	$680,721	$3,339,921	$1,840,376	$456,950

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

(dollars in thousands)

							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$84,983	$28,462	$439,895	$98,655	$1,987	$—	$1,482	$—	$—
18,009	11,791	157,015	155,146	258,016	7,085	98,936	37,507	25,277

102,992	40,253	596,910	253,801	260,003	7,085	100,418	37,507	25,277

18,332	9,447	75,627	26,249	17,355	776	6,066	3,222	1,566
10,674	3,250	58,512	17,563	10,166	295	2,375	1,188	916
—	—	799	135	—	—	57	54	34
3	1	18	5	3	— [4]	1	— [4]	— [4]
140	38	1,260	254	138	3	35	20	13
48	14	474	92	47	1	14	8	5
43	10	263	77	43	1	10	6	4
38	9	348	93	38	1	22	15	9
22	16	153	45	24	4	7	4	3
10	200	543	139	218	37	18	4	1
39	9	256	73	36	— [4]	12	6	4
7	11	52	18	14	4	5	2	1

29,356	13,005	138,305	44,743	28,082	1,122	8,622	4,529	2,556

1,833	1,786	7,563	2,625	1,736	78	607	322	157

27,523	11,219	130,742	42,118	26,346	1,044	8,015	4,207	2,399

75,469	29,034	466,168	211,683	233,657	6,041	92,403	33,300	22,878

254,410	77,310	1,631,859	357,028	34,155	1,559	3,529	2,138	3
—	496	1,482	73	642	1,785	(436)	—	—

254,410	77,806	1,633,341	357,101	34,797	3,344	3,093	2,138	3

(250,926)	41,785	(740,115)	(75,524)	(128,031)	4,340	(81,453)	12,104	(32)
—	11	(250)	132	(175)	(176)	122	—	—

(250,926)	41,796	(740,365)	(75,392)	(128,206)	4,164	(81,331)	12,104	(32)

3,484	119,601	892,976	281,709	(93,409)	7,508	(78,238)	14,242	(29)

$78,953	$148,636	$1,359,144	$493,392	$140,248	$13,549	$14,165	$47,542	$22,849

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund
	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

Operations:
Net investment income	$2,289	$1,365	$93,582	$59,518
Net realized gain on investments and currency transactions	22,831	7,701	441,598	267,086
Net unrealized appreciation (depreciation) on investments and currency translations	9,005	14,780	141,822	325,522

Net increase in net assets resulting from operations	34,125	23,846	677,002	652,126

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gains:
Class 1	(377)	(271)	(15,248)	(2,252)
Class 2	(2,059)	(1,137)	(129,196)	(27,641)
Class 3	—	—	—	—

Total dividends from net investment income and currency gains	(2,436)	(1,408)	(144,444)	(29,893)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(1,013)	(558)	(1,007)	—
Class 2	(6,707)	(2,896)	(13,287)	—
Class 3	—	—	—	—
Long-term net realized gains:
Class 1	(1,382)	(465)	(13,121)	—
Class 2	(9,278)	(2,418)	(173,088)	—
Class 3	—	—	—	—

Total distributions from net realized gain on investments	(18,380)	(6,337)	(200,503)	—

Total dividends and distributions paid to shareholders	(20,816)	(7,745)	(344,947)	(29,893)

Capital share transactions:
Class 1:
Proceeds from shares sold	6,060	3,836	399,261	53,477
Proceeds from reinvestment of dividends and distributions	2,772	1,294	29,376	2,252
Cost of shares repurchased	(4,255)	(2,250)	(43,793)	(25,878)

Net increase (decrease) from Class 1 transactions	4,577	2,880	384,844	29,851

Class 2:
Proceeds from shares sold	71,657	46,346	675,865	844,863
Proceeds from reinvestment of dividends and distributions	18,044	6,451	315,571	27,641
Cost of shares repurchased	(11,522)	(4,507)	(137,454)	(54,850)

Net increase from Class 2 transactions	78,179	48,290	853,982	817,654

Class 3:
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net (decrease) from Class 3 transactions	—	—	—	—

Net increase in net assets resulting from capital share transactions	82,756	51,170	1,238,826	847,505

Total increase in net assets	96,065	67,271	1,570,881	1,469,738
Net assets:
Beginning of period	178,739	111,468	4,293,216	2,823,478

End of period	$274,804	$178,739	$5,864,097 $	4,293,216

Undistributed (distributions in excess of) net investment income	$(12)	$(168)	$3,943	$58,293

Shares of beneficial interest:
Class 1:
Shares sold	423	309	15,922	2,469
Shares issued on reinvestment of dividends and distributions	202	101	1,195	113
Shares repurchased	(304)	(186)	(1,788)	(1,224)

Net increase (decrease) in shares outstanding	321	224	15,329	1,358

Class 2:
Shares sold	5,027	3,786	27,538	39,535
Shares issued on reinvestment of dividends and distributions	1,325	502	12,903	1,402
Shares repurchased	(832)	(376)	(5,664)	(2,587)

Net increase in shares outstanding	5,520	3,912	34,777	38,350

Class 3:
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net (decrease) in shares outstanding	—	—	—	—

See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)
Global Small								Blue Chip Income
Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2007	2006	2007	2006	2007	2006	2007	2006	2007	2006

$8,474	$17,133	$230,097	$228,628	$163,553	$137,525	$28,392	$19,941	$75,469	$53,818
509,642	299,107	2,962,852	1,980,628	1,313,255	500,368	165,173	101,979	254,410	136,955
162,605	253,788	146,972	227,023	363,568	722,497	263,385	163,011	(250,926)	388,512

680,721	570,028	3,339,921	2,436,279	1,840,376	1,360,390	456,950	284,931	78,953	579,285

(9,957)	(1,490)	(50,378)	(34,631)	(27,717)	(28,625)	(6,659)	(1,693)	(4,468)	(1,925)
(106,466)	(11,446)	(192,512)	(174,167)	(135,569)	(108,664)	(49,605)	(13,873)	(109,535)	(39,240)
—	—	(3,515)	(3,616)	(1,795)	(1,878)	—	—	—	—

(116,423)	(12,936)	(246,405)	(212,414)	(165,081)	(139,167)	(56,264)	(15,566)	(114,003)	(41,165)

(5,130)	(538)	(23,434)	—	(13,679)	—	(2,014)	—	(1,063)	(613)
(65,805)	(5,511)	(113,371)	—	(67,770)	—	(19,962)	—	(28,489)	(14,642)
—	—	(2,111)	—	(991)	—	—	—	—	—

(15,875)	(11,953)	(310,646)	(21,900)	(67,908)	(14,699)	(7,335)	(777)	(3,868)	(6,818)
(203,660)	(122,408)	(1,502,851)	(127,584)	(336,431)	(54,210)	(72,698)	(6,937)	(103,659)	(162,814)
—	—	(27,987)	(2,908)	(4,920)	(1,054)	—	—	—	—

(290,470)	(140,410)	(1,980,400)	(152,392)	(491,699)	(69,963)	(102,009)	(7,714)	(137,079)	(184,887)

(406,893)	(153,346)	(2,226,805)	(364,806)	(656,780)	(209,130)	(158,273)	(23,280)	(251,082)	(226,052)

126,470	24,884	2,309,420	75,477	10,273	6,333	120,507	29,547	8,279	15,459
30,962	13,981	384,458	56,531	109,304	43,324	16,008	2,470	9,399	9,356
(54,125)	(61,177)	(1,277,505)	(634,730)	(261,901)	(240,979)	(29,946)	(21,658)	(29,039)	(14,648)

103,307	(22,312)	1,416,373	(502,722)	(142,324)	(191,322)	106,569	10,359	(11,361)	10,167

650,430	605,175	2,390,962	3,219,737	1,410,185	1,576,966	374,113	293,407	462,760	482,725
375,931	139,365	1,808,734	301,751	539,770	162,874	142,265	20,810	241,683	216,696
(234,256)	(172,814)	(2,925,475)	(477,546)	(457,606)	(163,789)	(86,420)	(50,811)	(200,407)	(130,490)

792,105	571,726	1,274,221	3,043,942	1,492,349	1,576,051	429,958	263,406	504,036	568,931

—	—	4,170	6,187	3,053	7,615	—	—	—	—
—	—	33,613	6,524	7,706	2,931	—	—	—	—
—	—	(82,589)	(99,810)	(22,414)	(23,044)	—	—	—	—

—	—	(44,806)	(87,099)	(11,655)	(12,498)	—	—	—	—

895,412	549,414	2,645,788	2,454,121	1,338,370	1,372,231	536,527	273,765	492,675	579,098

1,169,240	966,096	3,758,904	4,525,594	2,521,966	2,523,491	835,204	535,416	320,546	932,331

3,174,448	2,208,352	27,076,457	22,550,863	9,028,232	6,504,741	1,300,767	765,351	4,096,361	3,164,030

$4,343,688	$3,174,448	$30,835,361	$27,076,457	$11,550,198	$9,028,232	$2,135,971	$1,300,767	$4,416,907	$4,096,361

$(59,598)	$1,723	$21,694	$43,246	$15,527	$15,449	$(2,541)	$10,927	$14,776	$53,310

4,520	1,070	33,820	1,227	415	313	4,878	1,569	668	1,362
1,132	668	5,708	924	4,615	2,124	681	146	769	895
(1,999)	(2,682)	(18,697)	(10,324)	(11,093)	(11,857)	(1,305)	(1,184)	(2,380)	(1,308)

3,653	(944)	20,831	(8,173)	(6,063)	(9,420)	4,254	531	(943)	949

23,682	26,182	35,619	52,766	59,148	77,838	15,801	15,627	38,123	42,906
13,858	6,710	27,058	4,975	22,881	7,986	6,123	1,238	19,932	20,876
(8,879)	(7,671)	(43,455)	(7,881)	(19,682)	(8,194)	(3,867)	(2,831)	(16,554)	(11,663)

28,661	25,221	19,222	49,860	62,347	77,630	18,057	14,034	41,501	52,119

—	—	63	100	130	375	—	—	—	—
—	—	499	107	326	144	—	—	—	—
—	—	(1,224)	(1,629)	(951)	(1,144)	—	—	—	—

—	—	(662)	(1,422)	(495)	(625)	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

	Global Growth
	and Income Fund		Growth-Income Fund		Asset Allocation Fund
	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006[1]	2007	2006	2007	2006

Operations:
Net investment income	$29,034	$3,148	$466,168	$411,852	$211,683	$164,993
Net realized gain (loss) on investments and currency transactions	77,806	3,716	1,633,341	926,245	357,101	275,335
Net unrealized appreciation (depreciation) on investments and currency translations	41,796	50,508	(740,365)	2,133,468	(75,392)	488,795

Net increase in net assets resulting from operations	148,636	57,372	1,359,144	3,471,565	493,392	929,123

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gains:
Class 1	(1,370)	(271)	(99,611)	(63,674)	(42,539)	(24,341)
Class 2	(30,736)	(3,240)	(355,785)	(327,704)	(157,653)	(132,041)
Class 3	—	—	(6,561)	(6,935)	(1,590)	(1,651)

Total dividends from net investment income and currency gains	(32,106)	(3,511)	(461,957)	(398,313)	(201,782)	(158,033)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(1,952)	—	(17,061)	(3,880)	(5,053)	—
Class 2	(47,286)	—	(69,728)	(20,518)	(28,051)	—
Class 3	—	—	(1,354)	(474)	(297)	—
Long-term net realized gains:
Class 1	(565)	—	(164,342)	(84,523)	(36,748)	(11,851)
Class 2	(14,077)	—	(671,641)	(447,010)	(204,006)	(72,811)
Class 3	—	—	(13,040)	(10,336)	(2,162)	(1,004)

Total distributions from net realized gain on investments	(63,880)	—	(937,166)	(566,741)	(276,317)	(85,666)

Total dividends and distributions paid to shareholders	(95,986)	(3,511)	(1,399,123)	(965,054)	(478,099)	(243,699)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	10,000	—	—	—	—
Proceeds from shares sold	44,895	30,969	2,341,348	3,828	896,096	169,379
Proceeds from reinvestment of dividends and distributions	3,887	271	281,014	152,077	84,340	36,192
Cost of shares repurchased	(18,147)	(74)	(673,969)	(608,513)	(115,427)	(102,082)

Net increase (decrease) from Class 1 transactions	30,635	41,166	1,948,393	(452,608)	865,009	103,489

Class 2:
Proceeds from shares sold	1,224,641	585,540	2,013,524	2,849,467	717,517	777,608
Proceeds from reinvestment of dividends and distributions	92,099	3,240	1,097,154	795,232	389,710	204,852
Cost of shares repurchased	(6,505)	(1,214)	(2,602,486)	(636,700)	(193,263)	(321,253)

Net increase from Class 2 transactions	1,310,235	587,566	508,192	3,007,999	913,964	661,207

Class 3:
Proceeds from shares sold	—	—	778	1,254	3,124	3,176
Proceeds from reinvestment of dividends and distributions	—	—	20,955	17,745	4,049	2,655
Cost of shares repurchased	—	—	(77,378)	(80,096)	(12,795)	(13,663)

Net (decrease) increase from Class 3 transactions	—	—	(55,645)	(61,097)	(5,622)	(7,832)

Net increase in net assets resulting from capital share transactions	1,340,870	628,732	2,400,940	2,494,294	1,773,351	756,864

Total increase in net assets	1,393,520	682,593	2,360,961	5,000,805	1,788,644	1,442,288
Net assets:
Beginning of period	682,593	—	26,904,854	21,904,049	7,517,466	6,075,178

End of period	$2,076,113	$682,593	$29,265,815	$26,904,854	$9,306,110	$7,517,466

Undistributed (distributions in excess of) net investment income	$(1,372)	$(408)	$82,693	$77,000	$39,608	$29,378

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	1,000	—	—	—	—
Shares sold	3,807	3,083	52,474	93	46,825	9,512
Shares issued on reinvestment of dividends and distributions	337	25	6,397	3,862	4,483	2,052
Shares repurchased	(1,495)	(7)	(15,323)	(15,201)	(6,055)	(5,805)

Net increase (decrease) in shares outstanding	2,649	4,101	43,548	(11,246)	45,253	5,759

Class 2:
Shares sold	104,297	57,949	46,137	71,465	37,981	44,538
Shares issued on reinvestment of dividends and distributions	8,017	298	25,097	20,312	20,722	11,718
Shares repurchased	(561)	(126)	(59,040)	(15,943)	(10,240)	(18,153)

Net increase in shares outstanding	111,753	58,121	12,194	75,834	48,463	38,103

Class 3:
Shares sold	—	—	18	31	165	183
Shares issued on reinvestment of dividends and distributions	—	—	476	452	214	151
Shares repurchased	—	—	(1,757)	(2,004)	(671)	(776)

Net (decrease) increase in shares outstanding	—	—	(1,263)	(1,521)	(292)	(442)

[1]	For the period May 1, 2006, commencement of operations, through December 31, 2006.

[2]	For the period October 4, 2006, commencement of operations, through December 31, 2006.

[3]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)
						U.S. Government/		Cash Management
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Fund
Year ended	Year ended	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2007	2006	2007	2006[2]	2007	2006	2007	2006	2007	2006

$233,657	$158,314	$6,041	$150	$92,403	$73,713	$33,300	$28,326	$22,878	$15,292
34,797	(4,416)	3,344	(10)	3,093	3,708	2,138	(3,537)	3	— [3]
(128,206)	57,361	4,164	94	(81,331)	27,773	12,104	(923)	(32)	8

140,248	211,259	13,549	234	14,165	105,194	47,542	23,866	22,849	15,300

(27,191)	(7,578)	(761)	(79)	(34,436)	(18,213)	(15,945)	(9,348)	(7,248)	(1,903)
(327,209)	(106,551)	(7,129)	(76)	(110,945)	(41,173)	(37,372)	(14,236)	(25,540)	(4,485)
—	—	—	—	(3,325)	(2,049)	(2,188)	(1,245)	(1,300)	(378)

(354,400)	(114,129)	(7,890)	(155)	(148,706)	(61,435)	(55,505)	(24,829)	(34,088)	(6,766)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(354,400)	(114,129)	(7,890)	(155)	(148,706)	(61,435)	(55,505)	(24,829)	(34,088)	(6,766)

—	—	—	10,000	—	—	—	—	—	—
223,507	52,576	15,323	1,200	64,447	6,186	17,198	4,334	82,701	78,397
27,191	7,578	761	79	34,436	18,213	15,945	9,348	7,248	1,903
(27,058)	(19,886)	(687)	— [3]	(54,035)	(52,667)	(37,415)	(47,068)	(73,550)	(59,631)

223,640	40,268	15,397	11,279	44,848	(28,268)	(4,272)	(33,386)	16,399	20,669

1,307,778	923,008	256,862	15,491	222,164	199,599	179,695	74,330	400,501	260,270
327,209	106,551	7,129	76	110,945	41,173	37,372	14,236	25,540	4,485
(133,653)	(57,649)	(4,474)	(98)	(67,426)	(28,107)	(17,046)	(27,041)	(247,164)	(141,648)

1,501,334	971,910	259,517	15,469	265,683	212,665	200,021	61,525	178,877	123,107

—	—	—	—	2,454	2,705	3,966	2,168	20,409	23,065
—	—	—	—	3,325	2,049	2,188	1,245	1,300	378
—	—	—	—	(8,871)	(10,123)	(8,953)	(10,244)	(19,332)	(21,422)

—	—	—	—	(3,092)	(5,369)	(2,799)	(6,831)	2,377	2,021

1,724,974	1,012,178	274,914	26,748	307,439	179,028	192,950	21,308	197,653	145,797

1,510,822	1,109,308	280,573	26,827	172,898	222,787	184,987	20,345	186,414	154,331

3,603,777	2,494,469	26,827	—	1,159,081	936,294	652,404	632,059	397,950	243,619

$5,114,599	$3,603,777	$307,400	$26,827	$1,331,979	$1,159,081	$837,391	$652,404	$584,364	$397,950

$49,998	$154,269	$1,377	$(6)	$15,604	$71,733	$6,027	$28,343	$3,995	$15,205

—	—	—	1,000	—	—	—	—	—	—
19,367	4,625	1,435	116	5,144	498	1,447	370	7,068	6,852
2,432	691	71	8	2,837	1,518	1,385	826	633	168
(2,340)	(1,746)	(66)	— [3]	(4,245)	(4,196)	(3,160)	(4,006)	(6,295)	(5,209)

19,459	3,570	1,440	1,124	3,736	(2,180)	(328)	(2,810)	1,406	1,811

113,731	81,863	24,105	1,514	17,346	16,013	15,266	6,368	34,457	22,823
29,490	9,793	667	7	9,210	3,457	3,262	1,264	2,244	398
(11,757)	(5,122)	(425)	(9)	(5,429)	(2,248)	(1,450)	(2,323)	(21,256)	(12,425)

131,464	86,534	24,347	1,512	21,127	17,222	17,078	5,309	15,445	10,796

—	—	—	—	191	219	333	185	1,743	2,015
—	—	—	—	273	171	190	110	114	34
—	—	—	—	(690)	(804)	(759)	(869)	(1,658)	(1,876)

—	—	—	—	(226)	(414)	(236)	(574)	199	173

American Funds Insurance Series

Notes to financial statements
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
Global Discovery Fund — Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
International Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.
New World Fund — Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks and provide an opportunity for growth of principal.
Global Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund — Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund — Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
High-Income Bond Fund — Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.
Security transactions and related investment income — Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Forward currency contracts — The series may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward
American Funds Insurance Series

currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Mortgage dollar rolls — The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.
Loan transactions — The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.
2. Investments outside of the U.S.
Investment risk — The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.
Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.
3. Federal income taxation and distributions
The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.
As of and during the period ended December 31, 2007, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.
All of the funds, with the exception of Global Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2004, nor by state tax authorities for years before 2003. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 and 2007, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005. All other funds are not subject to examination by tax authorities outside the U.S.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
American Funds Insurance Series

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.
As indicated in the table below and on the following page, three funds in the series had capital loss carryforwards available at
December 31, 2007. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.
Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2007:
Undistributed ordinary income	$3,099	$67,002	$71,155	$359,823	$160,621	$28,543	$49,874
Post-October currency loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	(11)	(640)	(574)	(1,397)	(662)	—	—
Undistributed long-term capital gain	3,027	387,152	390,606	2,633,369	1,165,731	127,723	217,880

Reclassification to (from) undistributed net investment income from (to) undistributed net realized gain	$303	$(3,488)	$46,628	$(5,244)	$1,606	$14,404	—

Gross unrealized appreciation on investment securities	$49,536	$1,260,045	$1,133,229	$7,568,459	$3,017,822	$630,024	$798,794
Gross unrealized depreciation on investment securities	(10,193)	(220,327)	(272,517)	(1,743,960)	(279,102)	(30,095)	(316,096)

Net unrealized appreciation on investment securities	$39,343	$1,039,718	$860,712	$5,824,499	$2,738,720	$599,929	$482,698

Cost of investment securities	$238,424	$4,840,661	$3,485,481	$25,062,798	$8,791,552	$1,534,842	$3,931,179

For footnotes, please see end of table.
American Funds Insurance Series

	(dollars in thousands)
	Global						U.S. Government/
	Growth	Growth-	Asset			High-	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2007:
Undistributed ordinary income	$9,814	$258,828	$49,061	$58,594	$1,345	$17,217	$6,102	$4,033
Post-October currency loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	—	(505)	—	—	—	(28)	—	—
Undistributed long-term capital gain	5,766	1,452,853	345,444	4,691	—	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	—	—	—	—	(13)	(1,347)	(29)	—

Capital loss carryforwards:
Expiring 2008	—	—	—	—	—	$—	$2,459	$—
Expiring 2009	—	—	—	—	—	41,518	—	—
Expiring 2010	—	—	—	—	—	50,900	—	—
Expiring 2011	—	—	—	—	—	35,517	—	—
Expiring 2013	—	—	—	—	—	—	—	1
Expiring 2014	—	—	—	—	—	—	4,453	— †

	—	—	—	—	—	$127,935	$6,912	$1

Capital loss carryforwards utilized	—	—	—	$4,425	—	$2,196	$2,318	$3

Reclassification to (from) undistributed net investment income from (to) undistributed net realized gain	$2,108	$1,482	$329	$16,472	$3,232	$174	$(111)	—
Reclassification to (from) undistributed net realized gain from (to) capital paid in on shares of beneficial interest	—	—	—	—	—†	—	—	—

Gross unrealized appreciation on investment securities	$180,911	$6,128,802	$1,666,884	$76,029	$7,130	$30,922	$16,393	$6
Gross unrealized depreciation on investment securities	(89,542)	(1,492,083)	(460,298)	(151,216)	(2,850)	(79,871)	(3,391)	(27)

Net unrealized appreciation (depreciation) on investment securities	$91,369	$4,636,719	$1,206,586	$(75,187)	$4,280	$(48,949)	$13,002	$(21)

Cost of investment securities	$1,983,915	$24,572,505	$8,097,510	$5,302,721	$295,579	$1,352,555	$836,139	$582,578

*	These deferrals are considered incurred in the subsequent year.

†	Amount less than one thousand.
American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service CompanySM (“AFS”), the series’ transfer agent, and American Funds Distributors,SM Inc. (“AFD”), the distributor of the series’ shares.
Investment advisory services — The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
The board of trustees approved an amended agreement for Global Growth Fund, Global Growth and Income Fund, and Bond Fund, effective January 1, 2008, that provides for reduced annual rates as reflected in the table below. During the year ended December 31, 2007, CRMC voluntarily reduced investment advisory service fees to the proposed rates for Global Growth Fund, Global Growth and Income Fund, and Bond Fund. In addition, CRMC is currently waiving 10% of investment advisory services fees. During the year ended December 31, 2007, total aggregate investment advisory services fees waived by CRMC were $37,963,000. As a result, the aggregate fees shown on the accompanying financial statements of $370,788,000 were reduced to $332,825,000. The range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the year ended	For the year ended
					December 31, 2007,	December 31, 2007,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.460	.6	5.0	.53	.48
Global Small Capitalization	.800	.650	.6	3.0	.70	.63
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.44
New World	.850	.660	.5	1.5	.76	.68
Blue Chip Income and Growth	.500	.370	.6	4.0	.41	.37
Global Growth and Income	.690	.500	.6	2.0	.69	.56
Growth-Income	.500	.222	.6	27.0	.26	.24
Asset Allocation	.500	.250	.6	8.0	.31	.28
Bond	.480	.340	.6	5.0	.40	.36
Global Bond	.570		all		.57	.51
High-Income Bond	.500	.420	.6	2.0	.47	.43
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.45	.40
Cash Management	.320		all		.32	.29
Transfer agent services — The aggregate fee of $61,000 was incurred during the year ended December 31, 2007, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
American Funds Insurance Series

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	(dollars in thousands)
		Increase in value
	Current fees	of deferred amounts

Global Discovery	$2	$—	*
Global Growth	37	8
Global Small Capitalization	29	4
Growth	220	114
International	76	50
New World	12	1
Blue Chip Income and Growth	33	5
Global Growth and Income	9	—	*
Growth-Income	217	131
Asset Allocation	63	30
Bond	32	6
Global Bond	1	—	*
High-Income Bond	10	12
U.S. Government/AAA-Rated Securities	5	10
Cash Management	4	5

*	Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the year ended December 31, 2007, distribution expenses under the plans for the series aggregated $212,094,000 for Class 2 and $2,104,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
American Funds Insurance Series

6. Investment transactions and other disclosures
As of December 31, 2007, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

		(amounts in thousands)
						U.S. valuation at
		Contract amount				December 31, 2007
							Unrealized
							appreciation
Fund		Receive		Deliver		Amount	(depreciation)

Purchases:
Bond	Euros, expiring 3/20-3/27/2008		€8,569		$12,368	$12,540	$172
Bond	Japanese yen, expiring 2/29/2008		¥2,104,110		19,553	18,958	(595)
Global Bond	British pounds, expiring 3/6-3/14/2008		£3,884		7,903	7,692	(211)
Global Bond	Canadian dollars, expiring 2/13/2008	C$	1,074		1,114	1,082	(32)
Global Bond	Euros, expiring 1/4-3/27/2008		€10,114		14,746	14,786	40
Global Bond	Japanese yen, expiring 1/30-3/12/2008		¥858,904		7,866	7,735	(131)
Global Bond	Norwegian kroner, expiring 3/5-3/7/2008	NKr	25,341		4,627	4,656	29
Global Bond	Swedish kronor, expiring 3/31/2008	SKr	16,491		2,574	2,572	(2)
Sales:
Asset Allocation	Euros, expiring 2/15-3/19/2008		$608		€419	612	(4)
Bond	British pounds, expiring 1/28-3/20/2008		19,751		£9,820	19,455	296
Bond	Euros, expiring 1/28-3/14/2008		54,514		€37,310	54,504	10
Global Bond	British pounds, expiring 3/12/2008		1,997		£980	1,941	56
Global Bond	Euros, expiring 3/5-3/31/2008		17,000		€11,590	16,949	51
Global Bond	Israeli shekels, expiring 3/10-3/20/2008		4,354	ILS	17,050	4,422	(68)
High-Income Bond	Euros, expiring 3/14-3/19/2008		2,931		€1,997	2,918	13
American Funds Insurance Series

The following table presents additional information for the year ended December 31, 2007:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$149,233	$2,158,719	$1,907,394	$11,601,028	$4,695,236	$756,781	$1,465,100
Sales of investment securities*	98,262	1,632,260	1,781,271	11,031,224	4,040,204	523,329	1,113,050
Non-U.S. taxes paid on dividend income	238	6,220	2,888	8,297	24,754	2,934	582
Non-U.S. taxes paid on interest income	—	—	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	2,442	—†	1,421	—	477	—
Non-U.S. taxes provided on unrealized gains as of December 31, 2007	112	3,049	2,375	—	1,138	1,132	—
Dividends from affiliated issuers	—	—	2,298	862	1,131	—	—
Net realized gain from affiliated issuers	—	1,962	18,122	224,548	44,771	—	—

	(dollars in thousands)
							U.S.
	Global						Government/
	Growth	Growth-	Asset			High-Income	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$1,349,071	$8,329,286	$3,191,445	$3,738,293	$339,662	$594,725	$762,170	$4,164,007
Sales of investment securities*	416,684	6,242,953	2,230,654	1,996,400	102,602	366,059	615,794	4,002,834
Non-U.S. taxes paid on dividend income	2,075	7,504	1,397	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	44	191	52	33	—	—
Non-U.S. taxes paid on realized gains	93	—	—	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains as of December 31, 2007	460	—	—	—	—	—	—	—

*	Excludes short-term securities, except for Cash Management Fund.

†	Amount less than one thousand.
American Funds Insurance Series

Financial highlights1

		Income from
		investment operations[2]			Dividends and distributions								Ratio of
			Net gains on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund

Class 1
12/31/07	$13.05	$.17	$2.07	$2.24	$(.16)	$(1.04)	$(1.20)	$14.09	17.55%	$35	.60%	.54%	1.25%
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
12/31/03	7.26	.05	2.67	2.72	(.04)	—	(.04)	9.94	37.41	17	.61	.61	.55
Class 2
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60
12/31/03	7.25	.02	2.67	2.69	(.02)	—	(.02)	9.92	37.11	24	.86	.86	.28

Global Growth Fund

Class 1
12/31/07	$23.44	$.51	$2.98	$3.49	$(.76)	$(1.02)	$(1.78)	$25.15	15.16%	$684	.55%	.50%	2.06%
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63	188	.70	.70	.94
Class 2
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082	.95	.95	.68

Global Small Capitalization Fund

Class 1
12/31/07	$24.87	$.12	$5.27	$5.39	$(.90)	$(2.16)	$(3.06)	$27.20	21.73%	$369	.73%	.66%	.45%
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
12/31/03	9.27	—4	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163	.83	.83	(.03)
Class 2
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)	4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)
For footnotes, please see end of table.
American Funds Insurance Series

		Income from
		investment operations[2]			Dividends and distributions
			Net gains on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Growth Fund

Class 1
12/31/07	$64.51	$.68	$7.44	$8.12	$(.68)	$(4.73)	$(5.41)	$67.22	12.64%	$5,051	.33%	.30%	1.00%
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34	.31	1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35	.32	.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36	.36	.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877	.39	.39	.41
Class 2
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58	.55	.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59	.56	.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60	.57	.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61	.61	.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107	.64	.64	.16
Class 3
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51	.48	.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52	.49	.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53	.50	.69
12/31/04[5]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54 [6]	.53 [6]	.54 [6]

International Fund

Class 1
12/31/07	$22.01	$.43	$3.95	$4.38	$(.41)	$(1.17)	$(1.58)	$24.81	20.30%	$1,708	.52%	.47%	1.82%
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54	.49	1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57	.52	1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60	.59	1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431	.63	.63	1.40
Class 2
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77	.72	1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79	.74	1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82	.77	1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84	.83	1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385	.88	.88	1.08
Class 3
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70	.65	1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72	.67	1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75	.70	1.74
12/31/04[5]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77 [6]	.77 [6]	1.45 [6]

New World Fund

Class 1
12/31/07	$21.56	$.46	$6.25	$6.71	$(.83)	$(1.56)	$(2.39)	$25.88	32.53%	$261	.82%	.74%	1.92%
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88	.80	2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92	.85	2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93	.92	1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47	.92	.92	2.15
Class 2
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07	.99	1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13	1.05	1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17	1.10	1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18	1.17	1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17	1.17	1.90
American Funds Insurance Series

		Income from
		investment operations[2]			Dividends and distributions
			Net gains on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Blue Chip Income and Growth Fund

Class 1
12/31/07	$11.97	$.24	$.07	$.31	$(.36)	$(.39)	$(.75)	$11.53	2.25%	$143	.42%	.38%	1.95%
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43	.39	1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45	.41	1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46	.46	1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107	.52	.50	1.67
Class 2
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67	.63	1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68	.64	1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70	.66	1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71	.70	1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490	.76	.74	1.41

Global Growth and Income

Class 1
12/31/07	$10.98	$.28	$1.14	$1.42	$(.22)	$(.40)	$(.62)	$11.78	13.04%	$79	.71%	.58%	2.37%
12/31/06[7]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72 [6]	.65 [6]	2.10 [6]
Class 2
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96	.83	2.11
12/31/06[7]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97 [6]	.90 [6]	1.64 [6]

Growth-Income Fund

Class 1
12/31/07	$42.43	$.80	$1.51	$2.31	$(.77)	$(1.45)	$(2.22)	$42.52	5.32%	$5,618	.27%	.25%	1.82%
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28	.25	1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29	.27	1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31	.30	1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402	.34	.34	1.45
Class 2
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52	.50	1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53	.50	1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54	.52	1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56	.55	1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824	.59	.59	1.18
Class 3
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45	.43	1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46	.43	1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47	.45	1.50
12/31/04[5]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49 [6]	.48 [6]	1.24 [6]
For footnotes, please see end of table.
American Funds Insurance Series

		Income from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Asset Allocation Fund

Class 1
12/31/07	$18.34	$.51	$.75	$1.26	$(.45)	$(.64)	$(1.09)	$18.51	6.82%	$1,927	.32%	.29%	2.69%
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33	.30	2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35	.32	2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38	.37	2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911	.42	.42	3.12
Class 2
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57	.54	2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58	.55	2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60	.57	2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62	.62	2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314	.67	.67	2.81
Class 3
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50	.47	2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51	.48	2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53	.50	2.39
12/31/04[5]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55 [6]	.55 [6]	2.50 [6]

Bond Fund

Class 1
12/31/07	$11.64	$.65	$(.24)	$.41	$(.91)	—	$(.91)	$11.14	3.66%	$436	.41%	.37%	5.59%
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43	.39	5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44	.40	5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45	.44	4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213	.47	.47	5.19
Class 2
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66	.62	5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68	.64	5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69	.65	5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70	.69	4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280	.72	.72	4.88

Global Bond Fund

Class 1
12/31/07	$10.18	$.49	$.47	$.96	$(.31)	—	$(.31)	$10.83	9.54%	$28	.61%	.55%	4.61%
12/31/06[8]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15	.13	1.00
Class 2
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86	.80	4.41
12/31/06[9]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13	.12	.60
American Funds Insurance Series

		Income from
		investment operations[2]			Dividends and distributions
			Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

High-Income Bond Fund

Class 1
12/31/07	$12.90	$.95	$(.72)	$.23	$(1.48)	—	$(1.48)	$11.65	1.62%	$308	.48%	.44%	7.41%
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49	.45	7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50	.46	6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50	.50	6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411	.51	.51	7.74
Class 2
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73	.69	7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74	.70	7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75	.71	6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75	.74	6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319	.76	.76	7.41
Class 3
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66	.62	7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67	.63	7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68	.64	6.58
12/31/04[5]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68 [6]	.68 [6]	6.57 [6]

U.S. Government/AAA-Rated Securities Fund

Class 1
12/31/07	$11.87	$.58	$.20	$.78	$(.92)	—	$(.92)	$11.73	6.83%	$211	.46%	.41%	4.83%
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47	.42	4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47	.43	3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47	.46	3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373	.46	.46	3.71
Class 2
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71	.66	4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72	.67	4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72	.68	3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72	.71	3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273	.71	.71	3.43
Class 3
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64	.59	4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65	.60	4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65	.61	3.81
12/31/04[5]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65 [6]	.65 [6]	3.51 [6]
For footnotes, please see end of table.
American Funds Insurance Series

		Income from
		investment operations[2]			Dividends and distributions
			Net gains on								Ratio of	Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Cash Management Fund

Class 1
12/31/07	$11.62	$.57	$— [4]	$.57	$(.79)	—	$(.79)	$11.40	4.95%	$112	.33%	.30%	4.88%
12/31/06	11.31	.54	—4	.54	(.23)	—	(.23)	11.62	4.81	98	.33	.30	4.74
12/31/05	11.09	.33	—4	.33	(.11)	—	(.11)	11.31	2.97	75	.33	.30	2.91
12/31/04	11.07	.11	—4	.11	(.09)	—	(.09)	11.09	.96	78	.37	.36	.96
12/31/03	11.17	.07	—4	.07	(.17)	—	(.17)	11.07	.67	103	.47	.47	.68
Class 2
12/31/07	11.56	.54	—4	.54	(.75)	—	(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	—4	.51	(.21)	—	(.21)	11.56	4.59	282	.58	.55	4.52
12/31/05	11.05	.30	—4	.30	(.09)	—	(.09)	11.26	2.68	153	.58	.55	2.71
12/31/04	11.03	.08	—4	.08	(.06)	—	(.06)	11.05	.70	110	.61	.61	.76
12/31/03	11.12	.05	—4	.05	(.14)	—	(.14)	11.03	.47	99	.72	.72	.42
Class 3
12/31/07	11.60	.55	—4	.55	(.75)	—	(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	—4	.52	(.21)	—	(.21)	11.60	4.64	18	.51	.48	4.53
12/31/05	11.07	.30	—4	.30	(.08)	—	(.08)	11.29	2.74	16	.51	.48	2.70
12/31/04[5]	11.07	.09	—4	.09	(.09)	—	(.09)	11.07	.78	20	.54 [6]	.54 [6]	.80 [6]

	Year ended December 31
Portfolio turnover rate for all classes of shares	2007	2006	2005	2004	2003

Global Discovery Fund	50%	31%	53%	28%	30%
Global Growth Fund	38	31	26	24	27
Global Small Capitalization Fund	49	50	47	49	51
Growth Fund	40	35	29	30	34
International Fund	41	29	40	37	40
New World Fund	34	32	26	18	19
Blue Chip Income and Growth Fund	27	21	33	13	12
Global Growth and Income Fund	36	8 [7]	—	—	—
Growth-Income Fund	24	25	20	21	21
Asset Allocation Fund	29	38	23	20	20
Bond Fund	57	57	46	34	20
Global Bond Fund	85	7 [8]	—	—	—
High-Income Bond Fund	32	35	35	38	48
U.S. Government/AAA-Rated Securities Fund	91	76	86	68	63
Cash Management Fund	—	—	—	—	—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	Amount less than $.01.

[5]	From January 16, 2004, when Class 3 shares were first issued.

[6]	Annualized.

[7]	From May 1, 2006, commencement of operations.

[8]	From October 4, 2006, commencement of operations.

[9]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements
American Funds Insurance Series

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of American Funds Insurance Series:
In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2007, the results of each of their operations for the period then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2007, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Los Angeles, California
February 8, 2008
American Funds Insurance Series

Expense example	unaudited
The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007, through December 31, 2007).
Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2007	value 12/31/2007	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,074.67	$2.82	.54%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 2 — actual return	1,000.00	1,072.71	4.13	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,044.86	$2.53	.49%
Class 1 — assumed 5% return	1,000.00	1,022.74	2.50	.49

Class 2 — actual return	1,000.00	1,043.18	3.81	.74
Class 2 — assumed 5% return	1,000.00	1,021.48	3.77	.74

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,004.85	$3.34	.66%
Class 1 — assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 2 — actual return	1,000.00	1,003.75	4.60	.91
Class 2 — assumed 5% return	1,000.00	1,020.62	4.63	.91

Growth Fund
Class 1 — actual return	$1,000.00	$1,017.17	$1.53	.30%
Class 1 — assumed 5% return	1,000.00	1,023.69	1.53	.30

Class 2 — actual return	1,000.00	1,015.88	2.79	.55
Class 2 — assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 3 — actual return	1,000.00	1,016.22	2.44	.48
Class 3 — assumed 5% return	1,000.00	1,022.79	2.45	.48

International Fund
Class 1 — actual return	$1,000.00	$1,066.95	$2.45	.47%
Class 1 — assumed 5% return	1,000.00	1,022.84	2.40	.47

Class 2 — actual return	1,000.00	1,065.70	3.75	.72
Class 2 — assumed 5% return	1,000.00	1,021.58	3.67	.72

Class 3 — actual return	1,000.00	1,066.25	3.39	.65
Class 3 — assumed 5% return	1,000.00	1,021.93	3.31	.65

New World Fund
Class 1 — actual return	$1,000.00	$1,141.41	$3.94	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 2 — actual return	1,000.00	1,140.18	5.29	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$952.32	$1.87	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38

Class 2 — actual return	1,000.00	950.79	3.10	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2007	value 12/31/2007	during period*	expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,043.21	$2.94	.57%
Class 1 — assumed 5% return	1,000.00	1,022.33	2.91	.57

Class 2 — actual return	1,000.00	1,041.47	4.22	.82
Class 2 — assumed 5% return	1,000.00	1,021.07	4.18	.82

Growth-Income Fund
Class 1 — actual return	$1,000.00	$973.33	$1.24	.25%
Class 1 — assumed 5% return	1,000.00	1,023.95	1.28	.25

Class 2 — actual return	1,000.00	971.94	2.49	.50
Class 2 — assumed 5% return	1,000.00	1,022.68	2.55	.50

Class 3 — actual return	1,000.00	972.12	2.14	.43
Class 3 — assumed 5% return	1,000.00	1,023.04	2.19	.43

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$989.71	$1.40	.28%
Class 1 — assumed 5% return	1,000.00	1,023.79	1.43	.28

Class 2 — actual return	1,000.00	988.70	2.66	.53
Class 2 — assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 3 — actual return	1,000.00	988.62	2.31	.46
Class 3 — assumed 5% return	1,000.00	1,022.89	2.35	.46

Bond Fund
Class 1 — actual return	$1,000.00	$1,019.25	$1.88	.37%
Class 1 — assumed 5% return	1,000.00	1,023.34	1.89	.37

Class 2 — actual return	1,000.00	1,016.72	3.15	.62
Class 2 — assumed 5% return	1,000.00	1,022.08	3.16	.62

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,074.25	$2.88	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 2 — actual return	1,000.00	1,072.23	4.18	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$979.65	$2.15	.43%
Class 1 — assumed 5% return	1,000.00	1,023.04	2.19	.43

Class 2 — actual return	1,000.00	978.35	3.39	.68
Class 2 — assumed 5% return	1,000.00	1,021.78	3.47	.68

Class 3 — actual return	1,000.00	977.94	3.04	.61
Class 3 — assumed 5% return	1,000.00	1,022.13	3.11	.61
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2007	value 12/31/2007	during period*	expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,058.34	$2.13	.41%
Class 1 — assumed 5% return	1,000.00	1,023.14	2.09	.41

Class 2 — actual return	1,000.00	1,056.11	3.42	.66
Class 2 — assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 3 — actual return	1,000.00	1,057.54	3.06	.59
Class 3 — assumed 5% return	1,000.00	1,022.23	3.01	.59

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,024.46	$1.48	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29

Class 2 — actual return	1,000.00	1,022.82	2.75	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 3 — actual return	1,000.00	1,023.15	2.40	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).
American Funds Insurance Series

Approval of Investment Advisory and Service Agreement
The series’ board has approved the Investment Advisory and Service Agreement (the “agreement”) in respect of each of Global Discovery, Global Growth, Global Small Capitalization, Growth, International, New World, Blue Chip Income and Growth, Global Growth and Income, Growth-Income, Asset Allocation, Bond, Global Bond, High-Income Bond, U.S. Government/AAA-Rated Securities and Cash Management funds of the series with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2008. The agreement was amended to add additional advisory fee breakpoints if and when Global Growth and Income Fund’s net assets exceed $1.2 billion and $2 billion and if and when Global Growth Fund’s or Bond Fund’s net assets exceed $5 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including each fund’s summary page and related disclosures, contains certain information about each fund’s investment results.
Global Discovery Fund invests primarily in stocks of companies in the services and information areas of the global economy. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Global Service and Information Index (a subset of the MSCI World Index), (ii) the Lipper Multi-Cap Growth Funds Index (the Lipper category that includes the fund) and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to all three indexes over each period, and over the lifetime of the fund since July 5, 2001.
Global Growth Fund invests primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Index (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to both indexes over each period. The board and the committee further noted that over the lifetime of the fund since April 30, 1997, the fund’s investment results were significantly higher than both indexes.
American Funds Insurance Series

Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) a blended S&P/Citigroup Global/World Index and (ii) the Lipper Global Small-Cap Funds Average (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to both indexes over each period. The board and the committee further noted that over the lifetime of the fund since April 30, 1998, the fund’s investment results were significantly higher than both indexes.
Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth Funds Index (the Lipper category that includes the fund), (ii) the Lipper Capital Appreciation Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to the S&P 500 and the Lipper Growth Funds Index in each period and superior to the Lipper Capital Appreciation Funds Index over the three-, five- and 10-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were higher than all three indexes.
International Fund invests primarily in common stocks of companies located outside the United States. The board and the committee reviewed the fund’s absolute investment results measured against (i) the MSCI All Country World ex USA Index and (ii) the Lipper International Funds Index (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2007, and noted that while the fund’s investment results were mixed as compared to both indexes for shorter periods, over the 10-year period and over the lifetime of the fund since May 1, 1990, the fund’s investment results were significantly higher than both indexes.
New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Emerging Markets Funds Index and (ii) the MSCI All Country World Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2007, and noted that the fund’s investment results were somewhat lower than the Lipper Emerging Markets Funds Index but significantly higher than the MSCI All Country World Index in each period, as well as for the lifetime of the fund since June 17, 1999.
Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund), (ii) the Lipper Large-Cap Value Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to all three indexes over the five-year and three-year periods, mixed over the 10-month period, and lower over the one-year period. The board and the committee also noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were superior to the S&P 500, but lower than both Lipper indexes.
Global Growth and Income Fund invests primarily in well-established companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Global Funds Index and (ii) the MSCI World Index. The board and the committee examined investment results for 10-month, three-month and one-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to both indexes over each period and over the lifetime of the fund since May 1, 2006.
Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to both indexes over each of the periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were significantly higher than both indexes.
American Funds Insurance Series

Asset Allocation Fund invests in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Balanced Funds Index (the Lipper category that includes the fund), (ii) the Citigroup Broad Investment-Grade Bond Index and (iii) Standard and Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to the Lipper and Citigroup indexes over each period and superior to the S&P 500 over each period other than the five-year period. The board and the committee further noted that over the lifetime of the fund since August 1, 1989, the fund’s investment results were superior to the Lipper and Citigroup indexes but lower than the S&P 500.
Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper BBB-Rated Fund Index (the Lipper category that includes the fund) and (ii) the Citigroup Broad Investment-Grade Bond Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to the Lipper index over the 10-, five- and three-year periods, and superior to the Citigroup Index over the five- and three-year periods. The fund’s investment results for its lifetime since January 2, 1996, were superior to both indexes. The board and the committee further noted that over the lifetime of the fund since January 2, 1996, the fund’s investment results were higher than both indexes.
Global Bond Fund seeks to provide a high level of total return by investing primarily in investment-grade bonds issued by entities around the world and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lehman Brothers Global Aggregate Index and (ii) the Lipper Global Income Funds Index. The board and the committee examined investment results for 10-month and one-year periods ended October 31, 2007, and noted that the fund’s investment results were superior to both indexes in each period. The board and the committee also noted that the fund had been in operation for a short period of time, and investment results for longer periods were, therefore, not available.
High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and, generally, lower quality debt securities. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper High Current Yield Bond Fund Index (the Lipper category that includes the fund) and (ii) the Credit Suisse High Yield Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2007, and noted that the fund’s investment results were higher than the Lipper index over the five- and 10-year periods and for the lifetime of the fund since February 8, 1984, and lower than the Credit Suisse index over the 10-month, one- and three-year periods.
U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper General U.S. Government Funds Index and (ii) the Citigroup Treasury/Government Sponsored/Mortgage Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2007, and for the lifetime of the fund since December 2, 1985, and noted that the fund’s investment results were higher than the Lipper General U.S. Government Funds Index over each period but lower than the Citigroup Treasury/Government Sponsored/Mortgage Index over each period.
Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s absolute investment results measured against the Lipper Money Market Funds Index (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2007, and noted that the fund’s investment results were higher than the index over each period. The fund’s investment results for its lifetime since February 8, 1984, were lower than the index.
The board and the committee concluded with respect to each fund that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
American Funds Insurance Series

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the funds. They noted that, although the fees paid by those clients generally were lower than those paid by the funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded with respect to each fund that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the series and the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that, with respect to each fund, the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.
American Funds Insurance Series

Board of trustees and other officers
“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 71 Chairman of the Board (Independent and Non-Executive)	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 74	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	21	AECOM Technology Corporation; Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 73	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc.	2	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 72	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	18	None

Leonard R. Fuller, 61	1999	President and CEO, Fuller Consulting (financial management consulting firm)	16	None

W. Scott Hedrick, 62	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 49	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	4	The Nasdaq Stock Market, Inc.

Mary Myers Kauppila, 53	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	6	None

Kirk P. Pendleton, 68	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	7	None

“Interested” trustees[4]

	Year first		Number of
	elected a		portfolios in fund	Other
	trustee or officer	Principal occupation(s) during past five years and	complex[2]	directorships
Name, age and	of the	positions held with affiliated entities or the	overseen	[3]
position with series	series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 70 Vice Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 47 President	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]	3	None
The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.
American Funds Insurance Series

Other officers

	Year first
	elected an
Name, age and	officer	Principal occupation(s) during past five years and positions held with affiliated
position with series	of the series[1]	entities or the principal underwriter of the series

Michael J. Downer, 53 Executive Vice President	1991	Senior Vice President, Fund Business Management Group, and Coordinator, Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 47 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Abner D. Goldstine, 78 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

John H. Smet, 51 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 55 Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 45 Vice President	1997	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Chairman of the Board, Capital Research Company[5]

Susan M. Tolson, 45 Vice President	1999	Senior Vice President — Fixed Income, Capital Research and Management Company

Steven I. Koszalka, 43 Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 41 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 40 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Sheryl F. Johnson, 39 Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.
American Funds Insurance Series

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American Funds Insurance Series

The right choice for the long term®

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Paul, Hastings, Janofsky & Walker LLP
6455 Irvine Center Drive	55 Second Street, 24th fl oor
Irvine, CA 92618	San Francisco, CA 94105-3441
“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.
Complete December 31, 2007, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 2008, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

           1 SunAmerica Center
           Los Angeles, CA 90067-6022
           CHANGE ADDRESS REQUESTED

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Towne, Inc.

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust
R3180AR2.3 (R 2/08)
Lit. No. INGEAR-995-0208P Litho in USA RCG/L/8074-S10052 Printed on recycled paper

Item 2.	Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko, and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher, Ms. Jelenko, and Mr. Bouton are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2007	2006
(a) Audit Fees	$61,325	$43,202
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$19,488	$29,820
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant’s principal accountant were as follows:

	2007	2006
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2007 and 2006 were $19,488 and $29,820, respectively.

(h)	Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: March 10, 2008